UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

CORE PLUS BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Core Plus Bond Fund

Performance review

For the six months ended June 30, 2021, Class I shares of Western Asset Core Plus Bond Fund returned -1.77%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned -1.60% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned -0.86% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	-1.95%
Class C	-2.29%
Class C1	-2.24%
Class FI	-1.96%
Class R	-2.10%
Class I	-1.77%
Class IS	-1.75%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Lipper Core Plus Bond Funds Category Average	-0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.65%, 1.03%, 1.30%, 1.70%, 1.43%, 2.08% and 2.12%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.03%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.51%, 1.27%, 0.82%, 1.13%, 0.52% and 0.42%, respectively.

Western Asset Core Plus Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction

IV	Western Asset Core Plus Bond Fund

costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 315 funds in the Fund’s Lipper category, and excluding sales charges.

Western Asset Core Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Amount represents less than 0.1%.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.95%	$1,000.00	$980.50	0.82%	$4.03	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	-2.29	1,000.00	977.10	1.52	7.45	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	-2.24	1,000.00	977.60	1.25	6.13	Class C1	5.00	1,000.00	1,018.60	1.25	6.26
Class FI	-1.96	1,000.00	980.40	0.83	4.08	Class FI	5.00	1,000.00	1,020.68	0.83	4.16
Class R	-2.10	1,000.00	979.00	1.11	5.45	Class R	5.00	1,000.00	1,019.29	1.11	5.56
Class I	-1.77	1,000.00	982.30	0.45	2.21	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	-1.75	1,000.00	982.50	0.42	2.06	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.3%
Communication Services — 3.6%
Diversified Telecommunication Services — 1.4%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	15,439,000	$16,074,778	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,394,688
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,582,262
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	37,423,782
AT&T Inc., Senior Notes	2.250%	2/1/32	14,430,000	14,178,228
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	26,352,499
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,444,828
AT&T Inc., Senior Notes	3.550%	9/15/55	22,321,000	22,428,342	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,356,453	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,705,052
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	14,360,189
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,209,038
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	36,618,000	39,806,808
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	4,420,000	4,373,974
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	9,180,000	9,262,106
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,979,162
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,558,387
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,193,238
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	13,761,563
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	32,525,495
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,602,483
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,357,467
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	13,225,282

See Notes to Financial Statements.

4	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	$42,235,071
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	27,930,575
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,623,764
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,358,099
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,474,028
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	30,861,478
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	5,505,526
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	11,013,102
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	16,521,469
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,040,233
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,616,982
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	27,828,948
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	45,244,879
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	20,000,000	21,397,019
Total Diversified Telecommunication Services				590,807,277
Entertainment — 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,851,390
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	369,958
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,905,814
Total Entertainment				10,127,162
Interactive Media & Services — 0.3%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,556,675
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,586,572
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,499,444
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	11,285,147

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	17,490,000	$18,785,286	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	47,610,000	51,396,413	(a)
Total Interactive Media & Services				99,109,537
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,230,025	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,722,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,521,997	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	9,802,200	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	26,233,000	27,274,844
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	5,000,000	5,122,550	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	33,243,814
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	63,309,810
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	23,489,019

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	$5,577,972
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	19,578,748
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	9,132,419
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	20,450,000	26,073,359
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	10,000,000	11,930,835
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,950,169
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,848,360
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,545,105
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,026,007
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,299,484
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	29,664,259
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	10,845,019
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	13,674,500

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	$64,670,042
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,794,421
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	17,048,712
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,042,201
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	289,677
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	81,352
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,282,717
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,576,315
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,683,217
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,280,678
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,656,369
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	257,746
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,619,518
Comcast Corp., Senior Notes	4.700%	10/15/48	3,560,000	4,597,800
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	11,356,349
Comcast Corp., Senior Notes	3.450%	2/1/50	5,880,000	6,360,117
Comcast Corp., Senior Notes	2.800%	1/15/51	5,150,000	4,963,801
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	12,753,800
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,410,000	6,133,587
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	12,249,745	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	17,370,591
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	581,985
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	13,050,768
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,600,555
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	10,958,248
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,125,130
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	206,650	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	3,035,025	(a)
Total Media				549,490,111
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	804,992	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	448,553	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	21,360,000	21,517,850	(a)

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	$815,181
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	16,018,763
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,057,713
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,381,024
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	187,500	188,652	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,584,375	1,703,995	(a)
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,631,500
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	16,442,913
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	8,317,688
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	12,870,000	13,330,746
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	11,650,000	12,067,070	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	62,259,888
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,233,564
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	3,369,365
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	41,811,412
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	9,795,240
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	5,736,074
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	18,976,594
Total Wireless Telecommunication Services				247,908,777
Total Communication Services				1,497,442,864

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 2.2%
Automobiles — 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	$1,593,216	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,893,400
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	21,080,000	21,213,858
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,250,756
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	319,725
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,277,384
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,985,809
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	573,582
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	8,780,000	8,749,402
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	31,475,000	33,009,406
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	16,340,000	16,677,094
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,357,090
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	12,046,359
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,506,197
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	5,032,742
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	11,072,041
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,684,149
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,076,922
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	978,220
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,633,047

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	$19,105,085	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	43,756,338	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	38,811,940	(a)
Total Automobiles				253,603,762
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	9,356,685	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,863,202
Total Diversified Consumer Services				13,219,887
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	3,300,000	3,338,363	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,300,607	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	3,102,075	(a)(b)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,976,138	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	360,624
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,302,466
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,367,950	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,772,504	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	3,095,069	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,153,082

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	28,850,000	$30,293,946
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	24,320,352
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,868,585
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,935,750
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,184,107
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	13,034,768
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	14,015,361
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	9,295,158
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,871,371
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,467,091
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,787,503
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	30,775,842
Sands China Ltd., Senior Notes	4.600%	8/8/23	16,228,000	17,287,932
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	19,081,222
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	8,037,900
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	8,019,111
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,344,925	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	22,345,113	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	815,746	(a)
Total Hotels, Restaurants & Leisure				275,550,661
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	5,091,750
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,517,386
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	23,267
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	7,174,132
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	696,586
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,298,122
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	167,456
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,952,518
Total Household Durables				21,921,217
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,311,358
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	21,088,326

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Internet & Direct Marketing Retail — continued
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	$16,892,276
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	9,992,230
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	9,696,504
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,122,411
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	13,711,409
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,131,593
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	16,053,360
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000,000	10,518,047
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	4,158,749
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,622,207	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	23,623,677	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	3,494,158	(a)
Total Internet & Direct Marketing Retail				185,416,305
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,440,563
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,221,115
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,853,605
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,965,899
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	11,590,721
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,064,692
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	31,370,686
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	7,035,336
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,672,092
Total Specialty Retail				87,774,146
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,249,091	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,874,135	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,200,813	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,686,000	1,724,803
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,286,820
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,561,575
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,317,912
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	6,927,260
NIKE Inc., Senior Notes	3.375%	3/27/50	25,832,000	29,154,582
Total Textiles, Apparel & Luxury Goods				89,296,991
Total Consumer Discretionary				928,223,532

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 1.9%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	$41,148,900
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	27,920,643
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	8,060,000	9,182,652
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	28,360,000	33,813,560
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	6,346,362
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	20,961,970
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,064,990
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	40,374,750
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,459,327
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,474,598
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	3,027,469
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,079,292
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,488,456
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,925,046
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,406,269
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,478,208
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,785,770
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,193,576
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,661,186
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,738,727
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	13,008,416
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	6,051,257
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,918,158

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	$2,603,490
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,585,548
Total Beverages				290,698,620
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,349,821
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,464,202
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,695,085	3,098,786
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,849,997	2,251,230
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	208,564	228,890	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	7,464,297	8,744,927
Walmart Inc., Senior Notes	3.400%	6/26/23	5,060,000	5,362,181
Walmart Inc., Senior Notes	3.550%	6/26/25	4,320,000	4,765,874
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	28,624,955
Total Food & Staples Retailing				90,890,866
Food Products — 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	15,933,792	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,541,532	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	7,013,815	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	4,045,239
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,526,053
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,809,233
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	555,933
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	2,042,502
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,656,102
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	424,670	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	338,716

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	$5,089,322
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	15,360,516
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	6,151,889
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	9,951,680
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	8,493,464
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,126	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,696,450	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,071,025	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,966,749	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,344,369	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,505,947	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	8,066,337	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,764,723
Total Food Products				168,381,184
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,700,530
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,702,691
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	397,062
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	1,009,826	(a)
Total Household Products				10,810,109
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,944,950
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	18,921,183
Altria Group Inc., Senior Notes	4.800%	2/14/29	6,594,000	7,649,662
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,470,000	10,136,997

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — continued
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	$16,626,290
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,918,889
Altria Group Inc., Senior Notes	5.950%	2/14/49	22,010,000	28,213,585
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	7,487,714
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	2,388,571
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	16,983,412
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	46,824,247
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,767,061	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,597,973
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,311,805
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,211,177
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,330,655
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	9,020,388
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,670,979
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,294,663
Total Tobacco				242,300,201
Total Consumer Staples				803,080,980
Energy — 5.1%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	904,803
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,999,798
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	7,920,489
Total Energy Equipment & Services				14,825,090
Oil, Gas & Consumable Fuels — 5.1%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,561,048
Apache Corp., Senior Notes	4.375%	10/15/28	5,930,000	6,320,728
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	845,112
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,156,669
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	13,339,051
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	11,283,831
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	18,196,701
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,178,193

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	$3,162,188
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	19,023,988
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,198,817
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,936,737
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,367,523
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,884,746
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	27,210,517
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,726,389
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	1,094,199
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,691,495
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,604,982
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	23,109,549
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	8,312,103	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	13,974,000	15,021,416	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,978,125	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,256,935
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,338
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,928,329
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	72,192
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	1,964,283
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	8,086,264
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	22,576,155
Chevron USA Inc., Senior Notes	5.250%	11/15/43	6,205,000	8,446,695
Chevron USA Inc., Senior Notes	5.050%	11/15/44	1,741,000	2,339,486
Chevron USA Inc., Senior Notes	4.950%	8/15/47	2,370,000	3,200,701

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	29,539,000	$32,594,852
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	24,949,000	28,390,401
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,182,857
ConocoPhillips, Senior Notes	3.750%	10/1/27	14,799,000	16,646,854	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	16,008,000	18,597,770	(a)
ConocoPhillips, Senior Notes	6.950%	4/15/29	693,000	945,216
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,386
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	59,210
Continental Resources Inc., Senior Notes	4.500%	4/15/23	6,430,000	6,709,094
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,651,110
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	20,838,692
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,570,000	2,913,815
Devon Energy Corp., Senior Notes	8.250%	8/1/23	1,440,000	1,641,403	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	14,187,342
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,345,621	(a)
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,251,768	(a)
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,754,980	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	12,286,051
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	15,485,486
Devon Energy Corp., Senior Notes	5.000%	6/15/45	44,600,000	52,489,045
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	461,259
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	8,166,394
Ecopetrol SA, Senior Notes	5.875%	5/28/45	41,210,000	44,208,028
Energy Transfer LP	5.300%	4/15/47	10,000,000	11,718,469

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	$10,241,915	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	12,034,959
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	5,658,509
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	4,846,674
Energy Transfer LP, Senior Notes	3.750%	5/15/30	39,330,000	42,761,375
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	4,291,235
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	1,353,310
Energy Transfer LP, Senior Notes	5.400%	10/1/47	11,290,000	13,408,112
Energy Transfer LP, Senior Notes	6.250%	4/15/49	17,360,000	22,818,948
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	5,396,518
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,891,000	1,931,728
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	547,657
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	4,429,070
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	30,028,763
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,339,712
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	34,855,236
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,584,709
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,187,964
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	7,609,641
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	2,073,883
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,893,658
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,477,000	19,859,783

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	$7,754,908
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,257,706
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,372,640
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	15,015,794
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	26,666,226
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	13,536,878
EQT Corp., Senior Notes	7.625%	2/1/25	1,230,000	1,436,382
EQT Corp., Senior Notes	3.900%	10/1/27	3,320,000	3,560,700
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	513,521
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,420,000	1,451,939
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	39,890,841
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,533,901
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,744,181
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	3,585,843
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	26,847,066
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	5,967,675
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,543,871
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	10,839,176	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	16,331,283	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,116,340
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	2,043,283
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,388,997

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	$1,583,204
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	855,251
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,141,085
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,850,000	3,255,133
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,693,854
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	10,192,192
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,666,573
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	11,074,537
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,808,145	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,977,677
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,890,073
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,393,214
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	13,557,581
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	13,837,575
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	12,059,327
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	2,500,000	2,609,950	(a)
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,510,801
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	11,170,000	11,435,288
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	13,227,550
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,694,259
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	19,618,451
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,400,000	6,361,056
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	60,295

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	$20,733,575
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	18,086,899
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	6,172,048
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	27,750,358
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	6,038,313
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	16,125,927
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	32,805,438
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	9,377,111
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	27,578,835
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	19,428,121
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,182,753	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	16,125,503
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	104,350,125
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	9,512,405
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	24,635,534
Petrobras Global Finance BV, Senior Notes	5.600%	1/3/31	5,000,000	5,606,250
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	33,324,935
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	22,950,000	22,986,720
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,759,553
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	14,011,830

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	$3,155,357
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	12,238,363
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,586,071
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	15,563,265
Qatar Petroleum, Senior Notes	2.250%	7/12/31	36,230,000	35,844,875	(a)(b)
Qatar Petroleum, Senior Notes	3.125%	7/12/41	21,990,000	21,908,857	(a)(b)
Qatar Petroleum, Senior Notes	3.300%	7/12/51	23,770,000	23,770,000	(a)(b)
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	557,577
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,467,499
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,347,050
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,222,328
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,713,153	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,891,511
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	15,031,333
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,913,282
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,938,485
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,912,376
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,486,038
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	784,194
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	29,524,847
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,300,480	(a)

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	$6,419,069	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,454,297
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,942,905
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,357,616
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,597,418
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,392,696
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	10,210,000	11,066,262	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,565,600	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	18,992,609	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	43,984,498
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	9,840,000	10,410,080
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,531,494
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	42,085,000	47,255,984
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	1,278,365
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,340,000	7,358,363
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	3,870,000	3,851,551	(d)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	7,999,284

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	$4,125,123
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,972,709
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	6,058,878
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	6,470,391
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,892,887
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,931,872
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,669,039
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,183,731
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	10,390,675
Total Oil, Gas & Consumable Fuels				2,128,576,739
Total Energy				2,143,401,829
Financials — 9.4%
Banks — 6.9%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	9,216,283	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	7/16/21	14,210,000	14,281,050	(c)(d)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	9,103,952
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	45,860,394
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.308%	4/12/23	6,200,000	6,286,405	(d)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,232,591
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	250,511
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	15,160,823
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,811,760
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	44,216,233
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,627,524	(d)

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	$6,811,556	(d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	24,945,541	(d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	20,589,350	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	41,433,156	(d)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	29,622,855	(d)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	22,047,641	(d)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,967,101	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	96,765,480	(d)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,230,314	(d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	63,208,176	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,089,205	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,440,621
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,721,125
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,465,719

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	$16,383,330
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,572,816
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,171,927	(d)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	15,019,756
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,390,536
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,774,352	(d)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	76,270,898	(d)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,401,004	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	53,690,559	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,532,708	(a)(d)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	10,276,796	(a)(d)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	55,724,592	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	10,861,409	(a)(d)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	11,054,407	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,223,812	(a)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,678,349	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,209,396
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,649,910

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	$6,462,867
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,364,479	(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	18,320,000	20,096,124	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,989,340	(c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,801,299
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	31,997,041
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,936,607
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,759,834	(d)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	20,373,152	(d)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	36,510,080	(d)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	20,664,407	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	11,489,056	(d)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	71,276,970	(d)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,663,872	(d)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	18,482,118	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	$21,833,559	(d)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	731,585
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,335,819
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	29,439,089
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,999,666
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	42,212,285
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,265,554
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	184,245
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,348,940
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,420,657
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,652,019
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	26,316,309
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	36,259,627
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	33,209,405	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,985,873	(a)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	9,336,611	(a)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,028,770	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,737,737	(a)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	$20,690,506	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,821,835	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	11,888,669	(a)(d)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,719,023	(a)(d)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,975,321
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	15,008,464
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,520,754
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,934,151	(d)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	19,822,526	(d)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,320,744
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	17,701,346
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,443,650	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,623,030	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	42,651,348	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	12,359,662	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,695
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	41,950,133	(d)
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000	19,439,234	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	$25,654,575	(d)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	14,171,114	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	9,440,000	9,695,099	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	10,393,403	(d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	17,116,609	(d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	32,902,298	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	38,484,303	(d)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	21,736,601	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,344,213	(d)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	17,780,071	(d)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,484,339
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,224,623
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,620,089
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	27,441,486
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,172,500	(c)(d)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	$11,453,599
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	16,211,328
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	233,433
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,474,712	(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,987,623
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,369,318
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,623,242	(d)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,740,851	(d)
Natwest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,390,576	(d)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,560,927	(d)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,451,934
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,273,357
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	3,089,525	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	918,827	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,687,216
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,771,312	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	28,003,408
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,229,332

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	$31,022,273	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,745,176	(a)(d)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	31,626,196
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,737,579
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	31,853,486
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	27,000,188
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,350,349	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	26,360,000	(d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,736,256	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	5,770,000	6,115,186	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	25,839,974	(d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	18,836,494	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	159,160,000	218,469,354	(d)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,192,790
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,971,867
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	26,945,358
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,873,768

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	$2,521,810
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	25,273,822
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	21,104,797
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,711,744
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	28,550,272
Total Banks				2,875,859,592
Capital Markets — 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,352,198
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,507,659
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	14,764,132
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,180,000	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	43,072,791	(a)(d)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,714,154	(a)(d)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	41,989,345	(a)(d)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	38,097,928	(a)(d)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,215,602
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	8/2/21	413,000	410,316	(c)(d)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,338,561

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	$13,160,103
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,541,224
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,853,494
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,815,680
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,419,279
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,571,659
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	10,383,501
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	44,111,567
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	18,420,000	24,125,305
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	20,445,537	(d)
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	34,874,815	(d)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,363,859	(d)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	85,519,896	(d)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	24,708,353	(d)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,610,000	1,686,533	(d)

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	$27,026,915
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,600,761
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	29,282,811
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,867,052	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/2/21	5,550,000	0	*(c)(e)(f)(g)(h)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.925%	8/19/65	190,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	41,114,611	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	27,593,962	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	47,942,916	(d)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	39,704,435	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,359,272	(d)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,276,614	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,568,401	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	45,014,453	(a)(c)(d)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	33,572,847	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,448,147	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	$17,591,534	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,360,776	(a)(d)
Total Capital Markets				846,548,998
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	19,271,999
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes, Step bond (8.620% to 7/2/21 then 0.000%)	8.620%	1/2/25	2,572,152	2,836,011
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	24,690,190
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	3.910%	12/21/65	2,870,000	2,452,559	(a)(d)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,747,241
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	7,360,000	7,477,457	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,188,425	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	652,057	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,230,117	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	3,068,708	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,113,761	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	19,200,412	(f)(g)
Total Diversified Financial Services				94,928,937
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	298,643	419,893	(a)(c)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	1,083,280	$1,083,957	(a)(d)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	520,437
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,426,260
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,743,255
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	24,395,945
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	482,000	536,256
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,955,394
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,963,592	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	12,415,500	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	7,073,186
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,690,278	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,438,259	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	304,769
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	10,105,257	(a)
Total Insurance				107,072,238
Total Financials				3,924,409,765
Health Care — 3.3%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,352,373
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	53,508,047
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,444,777
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	49,694,404

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	$11,097,209
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,294,996
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,713,870
AbbVie Inc., Senior Notes	3.200%	11/21/29	71,260,000	77,451,160
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	170,190
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	594,405
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,038,000	15,651,206
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,593,759
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,497,945
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	429,021
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,422,758
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,720,660
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,832,067
Total Biotechnology				260,468,847
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	19,366,193
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,588,369
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,918,641
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	20,534,801
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,273,709
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,806,045
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	7,242,143
Total Health Care Equipment & Supplies				76,729,901
Health Care Providers & Services — 1.2%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,717,389
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,410,611
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,638,700
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,469,168
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,514,315
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,895,223

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	$3,075,975	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,435,182
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,202,825
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	13,003,681
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	9,026,266
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	25,606,082
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	10,149,636
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	32,770,029
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,399,633
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,655,622
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,896,145
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,895,000	4,102,874
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,911,672
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,198,167
CVS Health Corp., Senior Notes	4.300%	3/25/28	53,460,000	61,464,584
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	23,766,202
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	9,652,639
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,488,766
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	16,167,621
CVS Health Corp., Senior Notes	5.050%	3/25/48	29,693,000	38,639,179
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	13,392,236
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,297,966	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	867,265	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,999,803
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	881,156
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	850,176
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	830,375
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,914,610
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	6,097,491
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	21,717,236
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,448,644
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	364,767
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,428,858
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	2,013,595
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,723,385
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,547,661

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	$2,756,218
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,367,772
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,271,288
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,209,375
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	759,161
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,163,797
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,043,684
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,753,069
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,895,031
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,839,661
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	3,022,006
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,411,118
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	14,172,848
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,252,618
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	13,415,735
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,418,748
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	12,345,368
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,624,121
Total Health Care Providers & Services				523,355,028
Pharmaceuticals — 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,097,375	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	39,218	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,421,428	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	19,584,892	(a)

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,551,000	$22,332,255	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	6,956,722	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	70,570,000	65,718,313	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	606,078	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,355,494
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,873,513
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,816,987
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	26,702,530
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	6,008,000	6,692,928
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	20,155,984
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,771,179
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	11,772,000	16,126,861
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	5,797,445
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,022,559
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,735,829
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,232,559
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	34,772,725
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,519,624
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	16,962,348
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	8,897,765
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,418,230
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	15,135,828
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	12,976,984

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	$8,218
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,360,000	1,365,175
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,447,473
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	11,098,000	11,096,335
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,509,219
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,172,846
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	11,292,130
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	59,350,000	56,530,875
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	21,349,575
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,338,393
Total Pharmaceuticals				528,833,892
Total Health Care				1,389,387,668
Industrials — 2.5%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	11,360,916
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	50,803,099
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	22,072,417
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,936,190
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,224,660
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,932,459
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	17,459,131
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	28,406,956
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	32,991,535
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,888,210
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	23,460,912
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	9,826,838
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	57,055,984
Boeing Co., Senior Notes	5.930%	5/1/60	9,740,000	13,475,008
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,886,521
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,182,824

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	$1,881,589
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	11,989,142
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,748,230
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	8,034,782
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,355,112
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,502,024
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	3,031,277
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	18,052,733
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	32,493,870
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	28,587,060
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,608,242
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,743,507
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,957,490
Raytheon Technologies Corp., Senior Notes	7.500%	9/15/29	10,000,000	13,979,566
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	13,221,246
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,123,076
Total Aerospace & Defense				477,272,606
Airlines — 0.5%
Continental Airlines Pass- Through Trust	5.983%	4/19/22	4,202,541	4,298,704
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,984,515
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,465,023

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	$9,926,426
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	20,981,629
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	79,343,402	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	18,244,327	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	17,022,259	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	17,360,438	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	13,296,885	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	5,880,000	6,094,208	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	23,440,000	24,289,700	(a)
Total Airlines				226,307,516
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	892,812
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,123,867
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,412,470
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	493,414
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,986,983	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,556,396
Total Commercial Services & Supplies				34,573,130
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,015,715
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,972,216
Total Electrical Equipment				30,987,931
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,629,096

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrial Conglomerates — continued
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	$3,739,030
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	23,616,069
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,244,641
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,730,087
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	14,260,167
General Electric Co., Senior Notes	6.875%	1/10/39	4,621,000	6,930,131
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,935,143
Total Industrial Conglomerates				79,084,364
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,508,133
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	30,109,532
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,808,850
Total Machinery				41,426,515
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,683,340
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,554,127
Union Pacific Corp., Senior Notes	2.891%	4/6/36	28,460,000	29,612,364	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	26,749,536
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	13,830,543
Total Road & Rail				84,429,910
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	10,319,831
Ashtead Capital Inc., Senior Notes	4.125%	8/15/25	3,066,000	3,144,566	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,000,000	985,250	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,503,712

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	$3,174,429
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	201,638
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,747,253
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,710,883
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	24,959,375
Total Trading Companies & Distributors				52,746,937
Transportation Infrastructure — 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	27,030,000	33,887,646	(a)
Total Industrials				1,061,609,367
Information Technology — 1.7%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,808,500	(a)
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	42,956,115
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,482,141
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,064,067
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,766,307
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	6,991,608
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	28,602,427
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	10,072,224
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	21,174,413
Total IT Services				140,109,302
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.700%	4/15/25	32,370,000	36,487,998
Broadcom Inc., Senior Notes	3.150%	11/15/25	25,730,000	27,593,952
Broadcom Inc., Senior Notes	4.150%	11/15/30	3,000,000	3,367,567
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,479,190
Intel Corp., Senior Notes	4.750%	3/25/50	15,585,000	20,743,338
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	13,344,987

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	$8,549,077
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	19,602,818
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	55,568,869
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	18,967,685
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	9,014,773	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,653,005
Total Semiconductors & Semiconductor Equipment				226,373,259
Software — 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,547,408
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,026,273
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,414,029
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,631,784
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	79,148,072
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	45,027,911
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	425,545
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,660,293
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	3,452,053
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	666,455
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	3,388,640
Oracle Corp., Senior Notes	1.650%	3/25/26	38,900,000	39,450,826
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	44,040,763
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	11,931,377
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,968,569
Total Software				291,779,998
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	347,027
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	34,009,174
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	34,104,134
Total Technology Hardware, Storage & Peripherals				68,460,335
Total Information Technology				729,531,394
Materials — 1.0%
Chemicals — 0.3%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	15,840,580	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,012,031

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	$15,758,310	(a)
OCP SA, Senior Notes	3.750%	6/23/31	12,000,000	12,147,000	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	11,965,386	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	28,040,000	28,435,784	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	26,600,000	26,800,564	(a)
Total Chemicals				113,959,655
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	972,172	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	623,011	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,360,121
Total Containers & Packaging				3,955,304
Metals & Mining — 0.6%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,667,656	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	11,262,853	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,567,652	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,935,719
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	2,090,133
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	11,639,149
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	11,699,397
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,000,075
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	10,401,365
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,759
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	141,538
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	6,271,208

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,792,000	$25,442,339
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,816,035	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,235,718	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,405,530	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	35,605,361	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	17,474,594	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	42,088,304
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	5,394,780
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	821,250
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	7,948,050
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	9,028,869
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,416,768
Total Metals & Mining				261,396,102
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	44,509,500
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,070,000	9,985,613	(b)
Total Paper & Forest Products				54,495,113
Total Materials				433,806,174
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties
Operating Partnership LP/MGP
Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	360,230

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Equity Real Estate Investment Trusts (REITs) — continued
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	$25,675,155	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	649,198	(a)
Total Real Estate				26,684,583
Utilities — 0.5%
Electric Utilities — 0.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	219,891
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	4,084,315
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,630,581
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	406,400
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,760,403
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	18,500,000	19,534,610
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,656,092
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	17,202,194
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	77,037,175
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	12,430,932
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,602,350
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,455,835
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	7,809,895
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,720,000	1,556,983
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	3,606,032
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,621,957
Total Electric Utilities				199,615,645
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	5,942,321

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Multi-Utilities — continued
Consolidated Edison Co. of New
York Inc., Senior Notes	3.950%	4/1/50	4,490,000	$5,108,971
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,358,131
Total Multi-Utilities				16,409,423
Total Utilities				216,025,068
Total Corporate Bonds & Notes (Cost — $12,122,137,402)				13,153,603,224
U.S. Government & Agency Obligations — 24.3%
U.S. Government Agencies — 0.2%
Federal National Mortgage
Association (FNMA), Notes	6.625%	11/15/30	45,010,000	65,169,718
U.S. Government Obligations — 24.1%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,829,961
Department of Housing and
Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,203,364
U.S. Treasury Bonds	5.500%	8/15/28	10,000	12,944
U.S. Treasury Bonds	1.125%	8/15/40	207,580,000	178,648,538
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	276,288,014	(j)(k)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	384,183,770	(j)(k)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	61,342,815
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	612,761,397	(j)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	51,942,610
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	8,053,450
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	137,200,333
U.S. Treasury Bonds	1.250%	5/15/50	949,980,000	775,977,806
U.S. Treasury Bonds	1.375%	8/15/50	924,530,000	779,674,926
U.S. Treasury Bonds	1.625%	11/15/50	498,880,000	448,212,500
U.S. Treasury Bonds	1.875%	2/15/51	627,260,000	598,837,281
U.S. Treasury Bonds	2.375%	5/15/51	214,515,000	229,078,556
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,410,401
U.S. Treasury Notes	0.125%	7/15/23	850,000	847,941
U.S. Treasury Notes	2.875%	9/30/23	560,000	592,452
U.S. Treasury Notes	0.125%	10/15/23	900,000	896,309
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,150,317
U.S. Treasury Notes	0.375%	4/30/25	780,000	771,773
U.S. Treasury Notes	0.250%	5/31/25	929,870,000	914,432,707
U.S. Treasury Notes	0.250%	6/30/25	586,300,000	576,016,849
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,391,486

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	$5,502,770
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	12,536,558
U.S. Treasury Notes	0.375%	11/30/25	43,600,000	42,821,672
U.S. Treasury Notes	0.375%	1/31/26	2,490,000	2,440,492
U.S. Treasury Notes	0.750%	3/31/26	22,930,000	22,830,577
U.S. Treasury Notes	0.750%	4/30/26	399,580,000	397,597,708
U.S. Treasury Notes	0.750%	5/31/26	225,540,000	224,271,338
U.S. Treasury Notes	0.875%	6/30/26	2,360,000	2,358,986
U.S. Treasury Notes	0.625%	11/30/27	263,500,000	255,121,522
U.S. Treasury Notes	0.625%	12/31/27	251,590,000	243,285,565
U.S. Treasury Notes	0.750%	1/31/28	179,230,000	174,532,213
U.S. Treasury Notes	1.250%	3/31/28	278,610,000	279,752,736
U.S. Treasury Notes	1.250%	4/30/28	1,055,050,000	1,058,511,883
U.S. Treasury Notes	1.250%	5/31/28	325,570,000	326,434,795
U.S. Treasury Notes	1.250%	6/30/28	307,570,000	308,074,606
U.S. Treasury Notes	3.125%	11/15/28	5,000	5,657
U.S. Treasury Notes	0.625%	5/15/30	271,420,000	253,745,892
U.S. Treasury Notes	1.625%	5/15/31	368,810,000	374,515,030
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,977,390
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	84,341,549
Total U.S. Government Obligations				10,131,417,439
Total U.S. Government & Agency Obligations (Cost — $10,346,743,987)				10,196,587,157
Mortgage-Backed Securities — 15.5%
FHLMC — 3.1%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-3/1/50	56,220,372	61,866,818
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	100,854,372	108,971,215
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-11/1/50	179,022,618	189,424,398
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	143,509,642	153,041,867
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	487	576
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,300,822	2,678,540
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-3/1/51	105,301,671	109,751,532

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-3/1/50	46,662,438	$51,011,075
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-6/1/51	350,531,339	354,790,265
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/51	36,953,325	35,828,063
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.077%	3/1/47	5,274,193	5,470,049	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	5,982,652	6,548,630
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-6/1/48	1,984,728	2,206,808
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,722,546	1,973,751
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	500,920	584,565
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	18,789,873	20,286,640
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,549	7,595
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	10,503	12,479
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	116,328,372	123,996,097
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	47,800,987	52,174,090
Total FHLMC				1,280,625,053
FNMA — 9.4%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	362,088,024	399,560,878
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	23,788,658	28,194,682
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,378,014
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	7,662,814	8,874,564
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,841,767	6,518,957

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	$5,837,321
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,429,284	2,847,469
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,387	1,628
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,596,531	9,083,132
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	166,054,317	184,521,506
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-5/1/51	549,958,507	587,011,204
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-11/1/50	725,878,706	766,718,049
Federal National Mortgage Association (FNMA)	1.500%	12/1/35-3/1/36	8,738,347	8,858,154
Federal National Mortgage Association (FNMA)	2.000%	7/1/36-8/1/51	285,700,000	292,863,082	(l)
Federal National Mortgage Association (FNMA)	2.500%	8/1/36-8/1/51	218,800,000	226,546,516	(l)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	23,799,792	28,097,282
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-6/1/51	380,208,113	396,141,987
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	437,406,253	477,994,466
Federal National Mortgage Association (FNMA)	3.500%	12/1/47	23,897,742	25,283,783	(b)
Federal National Mortgage Association (FNMA)	4.000%	12/1/47-1/1/48	12,820,237	13,773,435	(b)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	429,380,851	434,369,658
Federal National Mortgage Association (FNMA)	2.500%	4/1/51-6/1/51	49,801,550	51,869,081	(b)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	10,000,000	10,424,414	(l)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.875%)	2.000%	11/1/35	13,970	14,778	(d)
Total FNMA				3,968,784,040

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — 3.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	14,877	$16,147
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	34,070	38,205
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,701,227	1,948,401
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	4,796,655	5,529,347
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	8,723	8,927
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	3,752,896	4,381,570
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	35,903,835	38,050,610
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	23,950,889	27,272,601
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	15,619,624	16,671,485
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-4/20/50	56,429,212	61,242,246
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,116,296	1,323,252
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,562,243	2,934,153
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	209,334,253	224,950,540
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-11/20/50	240,482,966	254,855,342
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-12/20/50	123,955,190	129,896,434
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	150,045,767	160,760,150
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	91,485,416	93,308,303
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	17,874,093	18,634,624

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	112,500,000		$116,428,713	(l)
Government National Mortgage Association (GNMA) II	3.000%	7/1/51	84,000,000		87,650,391	(l)
Total GNMA					1,245,901,441
Total Mortgage-Backed Securities (Cost — $6,412,603,691)					6,495,310,534
Sovereign Bonds — 9.5%
Argentina — 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	254,754	(f)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,962,850
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	59,973,058		21,632,882
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	47,667,840		15,206,518
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.500%)	0.125%	7/9/41	22,200,000		7,958,700
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		4,098,542	*(a)(e)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		701,390	*(a)(e)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		3,570,304	*(a)(e)
Total Argentina					55,385,940
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	70,853,542
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	437,887,000	BRL	92,949,633
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	176,106,000	BRL	37,553,264

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		$4,633,186
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,959,733
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		28,323,661
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		55,447,306
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		57,661,197
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	14,290,000		13,905,027
Total Brazil					381,286,549
China — 1.0%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	18,370,201	(m)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,404,133	(m)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	43,614,413	(m)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	342,970,624
Total China					414,359,371
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	22,800,000		22,388,688
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		22,488,795

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Colombia — continued
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000	$21,830,076
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000	10,977,800
Total Colombia				77,685,359
Egypt — 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000	16,450,966	(a)
Indonesia — 1.4%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000	25,428,275	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000	380,140	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000	8,473,699	(m)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000	11,619,442	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000	3,292,947
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	17,050,000	19,783,427	(m)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000	32,674,494	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000	4,478,167	(m)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000	30,515,356	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000	4,656,958	(a)

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		$32,843,454
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,322,996
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	122,656,312
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	250,182,708
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	19,949,018
Total Indonesia					570,257,393
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,325,000
State of Israel	3.800%	5/13/60	5,000,000		5,706,220	(m)
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		8,907,226
Total Israel					29,938,446
Italy — 1.0%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	434,602,508	(m)
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,575,816	(m)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		7,308,510	(a)
Kenya Government International Bond, Senior Notes	6.300%	1/23/34	31,980,000		32,039,963	(a)
Total Kenya					47,924,289
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		32,697,224	(a)
Mexico — 2.4%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	18,206,534
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	353,734,807
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	114,227,135
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	20,235,118
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,043,806,200	MXN	415,168,750
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	33,650,000		35,232,223

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Mexico — continued
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000	$30,657,723
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000	11,015,777
Total Mexico				998,478,067
Nigeria — 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000	8,641,304	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000	9,808,883	(a)
Total Nigeria				18,450,187
Panama — 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	38,170,000	36,683,278
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000	9,219,339
Total Panama				45,902,617
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000	33,231,801
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000	3,216,693
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000	19,697,689
Total Peru				56,146,183
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000	43,436,578
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000	26,459,284	(a)

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Qatar — continued
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		$75,714,737	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	18,490,000		22,548,000	(a)
Total Qatar					124,722,021
Russia — 1.3%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	18,234,416
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	45,378,510
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	3,637,900
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	38,987,630
Russian Federal Bond — OFZ	7.050%	1/19/28	9,423,889,000	RUB	129,820,917
Russian Federal Bond — OFZ	6.900%	5/23/29	8,042,300,000	RUB	109,572,145
Russian Federal Bond — OFZ	7.650%	4/10/30	7,332,630,000	RUB	104,393,588
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	4,287,660
Russian Federal Bond — OFZ	7.700%	3/16/39	5,422,870,000	RUB	78,498,685
Total Russia					532,811,451
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,696,966	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	87,500,000		89,499,375	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,235,526	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000		6,999,685	(a)
Total United Arab Emirates					130,431,552
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		2
Total Sovereign Bonds (Cost — $4,074,726,546)					4,010,966,703
Collateralized Mortgage Obligations (n) — 7.0%
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.234%	7/25/36	5,585,775		8,453,918	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	28.034%	8/25/36	2,516,491	$3,246,029	(d)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	4,234,864	3,260,105
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1mo. USD LIBOR + 6.630%)	6.539%	2/25/37	13,462,546	3,194,659	(d)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	3,704,570	3,618,594
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.293%	7/20/46	324,985	258,128	(d)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.823%	11/15/30	21,200,000	21,545,454	(a)(d)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.352%	4/29/37	21,339,919	20,915,254	(a)(d)
BANK, 2020-BN29 C	3.134%	11/15/53	2,500,000	2,566,248	(d)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	32,419,058	(a)(d)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.464%	7/15/37	16,390,000	16,367,811	(a)(d)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	11,404,015	11,018,480	(a)(d)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1, Step bond	5.750%	11/25/34	2,234,347	2,214,685
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%, 33.583% cap)	33.583%	7/25/36	2,052,517	2,836,665	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.262%	3/25/37	11,151,363	10,565,887	(d)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	30,403,776	(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	6.709%	7/11/22	93,060,000	88,750,484	(a)(d)

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	0.993%	10/15/36	19,423,379	$19,470,858	(a)(d)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.423%	11/15/32	5,039,770	5,060,800	(a)(d)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.662%	3/9/44	15,530,000	16,911,453	(a)(d)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	4,190,000	4,336,624	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.292%	10/25/36	299,243	289,921	(a)(d)
CHT Mortgage Trust, 2017- CSMO A (1 mo. USD LIBOR + 0.930%)	1.003%	11/15/36	17,095,000	17,130,814	(a)(d)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,019,325
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,880,281	(d)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.480%)	0.572%	11/25/36	110,389	110,983	(d)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.194%	8/25/35	60,023	56,428	(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.973%	11/15/37	112,444,286	113,194,357	(a)(d)
Commercial Mortgage Pass- Through Certificates, 2014- CR21 A3	3.528%	12/10/47	539,088	574,452
Commercial Mortgage Pass- Through Certificates, 2015-DC1 C	4.451%	2/10/48	3,070,000	3,186,414	(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,815,441
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,556,135	(d)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	730,000	732,140	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	$9,169,546	(d)
Commercial Mortgage Trust, 2014-CR21 C	4.569%	12/10/47	11,948,000	12,538,171	(d)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,676,601	(d)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	15,952,159	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	5,089,614	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	13,508,336	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	12,170,843	(a)
CSMC Trust, 2015-2R 7A1	2.546%	8/27/36	6,837,657	6,960,756	(a)(d)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.712%	10/27/36	43,750,326	22,021,534	(a)(d)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.432%	7/15/32	23,400,000	19,321,169	(a)(d)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	21,881,784	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	59,177,040	60,694,434	(a)(d)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%, 4.024% floor)	4.024%	12/15/21	148,347,500	145,882,424	(a)(d)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%, 4.139% floor)	4.139%	9/16/25	47,520,000	47,851,324	(a)(d)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	3.783%	10/15/37	4,450,000	4,520,317	(a)(d)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.230%	10/15/37	7,990,000	8,186,974	(a)(d)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	26,389,014	26,759,634	(a)(d)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	36,005,419	36,495,381	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.836%	7/25/47	45,248,602	45,655,070	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	18,276,286	18,350,429	(a)(d)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	17,772,814	18,126,472	(a)(d)
DBCG Mortgage Trust, 2017- BBG A (1 mo. USD LIBOR + 0.700%)	0.773%	6/15/34	20,260,000	20,286,067	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,633,985	(d)

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	$5,294,891	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.650%	10/25/21	3,842,385	151	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	6,300,000	580,174	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.948%	10/25/29	20,642,253	1,287,284	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.505%	2/25/52	15,496,000	1,711,636	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.815%	4/25/30	36,469,173	4,662,887	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.531%	7/25/30	9,369,960	1,033,303	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.866%	2/25/54	27,930,554	1,775,378	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	20,826,200	1,153,672	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.751%	10/25/26	41,265,541	1,225,331	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.658%	12/25/27	43,175,926	$1,458,120	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	19,999,399	842,411	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	0.926%	5/25/28	76,000,000	4,455,006	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.447%	7/25/35	18,616,356	2,733,369	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,997,362	701,488	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.341%	6/25/27	12,569,222	632,297	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	5,002,060	5,901,565
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,111,895	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	7,724,118	8,809,610
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.217%	11/15/36	892,697	173,809	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.357%	2/15/37	5,040,395	1,031,551	(d)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.957%	9/15/37	1,378,939	$265,794	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond	0.250%	1/15/38	570,680	4,037
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.157%	1/15/40	1,871,066	370,240	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	2,927,864	3,251,687
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	4,369,284	4,502,618
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.877%	10/15/41	4,057,783	646,383	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.417%	12/15/41	3,489,634	763,311	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.977%	8/15/39	2,324,336	437,804	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.927%	8/15/42	1,010,642	200,155	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	2,717,537	292,850
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,885,843	120,487
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.127%	5/15/39	686,599	19,015	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.177%	9/15/42	1,781,397	$248,171	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	1,841,296	107,859
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	669,771	29,600
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.930%	4/15/41	3,659,216	209,321	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	15,685,999	16,314,368
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	10,991,484	11,412,120
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	7,538,744	7,820,026
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	10,742,627	1,487,629
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	26,951,355	4,095,657
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	10,940,179	1,723,015
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	20,012,396	2,612,578
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	7,154,131	950,336
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	31,657,542	5,387,224
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	8,261,131	1,156,996

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.818%	10/25/50	18,832,000	$20,054,496	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	10,000,000	10,168,840	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	465,029	32,372
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.940%	2/15/38	777,158	45,287	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.027%	8/15/44	6,390,769	1,400,929	(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.927%	12/15/46	16,323,869	3,419,469	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	1.892%	7/25/30	63,301,167	63,748,560	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1 mo. USD LIBOR + 3.750%)	3.842%	8/25/50	12,060,762	12,198,691	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	2.818%	10/25/50	44,750,000	45,460,227	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.018%	12/25/50	38,540,000	38,998,202	(a)(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.818%	1/25/51	34,330,000	$34,547,855	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.318%	8/25/33	38,980,000	40,040,810	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.092%	7/25/24	35,563,447	35,865,750	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	4.642%	2/25/25	270,267	271,917	(d)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.092%	7/25/25	10,893,053	11,219,631	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.292%	1/25/30	17,835,915	18,138,965	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.492%	5/25/30	17,186,297	17,445,780	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.842%	10/25/30	8,520,000	8,879,940	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.242%	10/25/30	4,426,511	4,485,147	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.342%	1/25/31	19,860,000	20,805,844	(a)(d)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.530%	2/25/43	1,979,406	$2,216,583	(d)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.500%	7/25/22	16,863,771	35,244	(d)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,198,916	(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	2,448,809	2,719,665	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	6,010,360
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	11,249,565
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	12,263,939	13,902,190
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.946%	6/25/34	17,832,326	997,002	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.703%	6/25/29	55,176,689	2,135,332	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,866,434	7,392,544
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,494,817	8,201,187	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	12,520,443	13,201,450
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,672,523	3,781,912
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.561%	9/25/34	44,969,654	4,758,361	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.648%	10/25/35	1,602,539	$90,277	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	1.850%	3/25/36	1,104,319	73,288
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.549%	7/25/36	2,598,480	215,287	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.157%	12/25/36	2,750,803	235,447	(d)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.157%	12/25/36	3,170,118	207,579	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.389%	4/25/40	1,403,236	284,416	(d)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	9,180,987	9,804,532
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	721,750	815,177
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.609%	10/25/26	537,456	56,288	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	547,283	599,182
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.409%	4/25/42	1,702,738	341,613	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	2,784,551	3,273,304
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	4,268,626	5,243,332

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.559%	2/25/41	282,524	$12,539	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	276,319	262,968
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.559%	3/25/42	3,132,373	523,382	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	165,339	157,243
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.509%	7/25/42	325,188	59,569	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	805,795	43,537
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	909,956	46,079
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	12/25/42	2,325,578	481,201	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	12/25/42	1,798,988	388,088	(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	12/25/42	5,902,750	1,265,714	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	3,935,621	4,711,692
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	10,548,099	12,107,042

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	3/25/42	3,407,524	$533,834	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,980,484	316,170
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,640,421	47,110
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	3,176,997	367,894
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	6/25/43	4,723,163	1,009,562	(d)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.859%	12/25/43	10,184,276	1,960,878	(d)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.817%	8/25/44	3,875,378	221,904	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.532%	8/25/55	8,396,204	359,099	(d)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.059%	8/25/45	2,390,469	574,323	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.909%	11/25/45	13,784,522	2,800,040	(d)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.009%	9/25/46	6,471,188	1,167,672	(d)

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.009%	10/25/57	25,850,110	$5,279,366	(d)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.109%	11/25/47	9,165,010	1,661,271	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,160,378	12,170,543
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	20,942,415	3,264,148
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	14,968,352	2,223,921
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	9,404,536	1,445,220
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	60,442,976	8,276,372
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	21,985,437	2,773,870
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	30,347,959	5,395,946
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	47,910,691	6,744,561
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	7,471,315	1,134,635
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	784,869	156,383
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	343,396	66,009

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	190,026	$29,493	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	154,174	25,230	(d)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	237,718	36,823
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	990,052	202,327
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	2,184,722	108,748
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	118,443	6,765
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,653,616	248,989
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,987,384	270,190
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	868,558	159,478
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	407,605	79,777
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.422%	6/25/37	7,917,102	2,891,487	(d)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	6,431,372	6,464,666	(a)(d)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.021%	10/25/36	34,157,346	6,293,491	(a)(d)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	169,663,523	208,720	(a)

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.897%	4/20/36	463,241	$89,394	(d)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.487%	8/20/37	1,833,875	274,340	(d)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.387%	4/20/40	289,269	61,852	(d)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	1,512,242	1,557,690
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.557%	1/20/40	100,567	6,971	(d)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	3,690,765	3,795,251
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	23,156,788	27,084,541
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	828,865	8	(d)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.090%	5/20/60	390,783	396,846	(d)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.457%	8/20/58	1,062,786	1,064,863	(d)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.487%	12/20/60	266,152	266,991	(d)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.507%	12/20/60	4,629,108	4,644,649	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	119,496	$6,164
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.557%	2/20/61	1,546,626	1,553,628	(d)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.587%	3/20/61	4,196,721	4,218,388	(d)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.607%	3/20/61	3,913,756	3,933,487	(d)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.957%	3/20/42	1,192,384	265,680	(d)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	850,511	9,471
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	799,100	40,946
Government National Mortgage Association (GNMA), 2012-98 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.025%	8/16/42	2,155,107	463,962	(d)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.566%	1/16/54	31,484,714	654,422	(d)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	66,913,794	517,705	(d)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.395%	11/16/47	22,860,291	381,490	(d)
Government National Mortgage Association (GNMA), 2013-107 AD	2.756%	11/16/47	4,729,364	4,941,999	(d)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.405%	11/20/42	1,347,346	60,919	(d)

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2014-17 AM	3.131%	6/16/48	584,689	$624,716	(d)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO,PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.507%	8/20/44	384,783	69,802	(d)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,485,872	128,611
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	493,165	67,171
Government National Mortgage Association (GNMA), 2016-21 ST,IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.057%	2/20/46	18,336,695	3,832,921	(d)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	3,363,030	595,028
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	6.025%	10/16/46	5,742,274	1,640,598	(d)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.557%	8/16/58	25,341,474	1,081,227	(d)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.660%	2/16/57	25,481,611	1,222,480	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.683%	7/16/58	18,956,339	865,279	(d)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.590%	2/16/59	6,431,043	307,157	(d)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.635%	4/16/57	52,192,719	2,324,961	(d)
Government National Mortgage Association (GNMA), 2017-157 IO	0.585%	12/16/59	7,463,164	391,312	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.299%	7/20/67	30,794,230	$3,308,963	(d)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.690%	9/20/67	23,548,371	1,614,264	(d)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.068%	10/20/67	12,181,089	1,087,412	(d)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.432%	11/20/67	3,600,852	321,792	(d)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	5,141,556	5,466,043
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.407%	2/20/68	14,016,116	14,030,953	(d)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.407%	5/20/68	24,570,744	24,598,194	(d)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.407%	5/20/68	11,966,481	11,982,939	(d)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.407%	7/20/68	7,961,973	7,973,282	(d)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.683%	10/20/68	5,604,559	5,590,860	(d)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	7,670,404	7,947,614
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	2,218,839	2,276,242
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	22,486,753	3,401,351

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	7,093,091	$1,091,635
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.870%	5/16/60	25,920,285	1,973,550	(d)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,549,103	1,171,923
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	25,207,030	3,449,900
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	12,124,538	1,680,114
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	11,163,279	1,538,917
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,577,089	1,055,211
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	10,715,062	1,476,066
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	34,805,713	4,733,107
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	79,505,520	8,844,019
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.914%	11/16/60	7,917,640	654,366	(d)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.243%	5/20/70	26,267,352	27,692,385	(d)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.343%	4/20/70	6,539,711	6,760,534	(d)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.593%	7/20/70	3,222,821	3,272,152	(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	7,744,919	$7,849,779	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	3,578,170	3,622,593	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.493%	8/20/70	86,311	86,710	(d)
Government National Mortgage Association (GNMA), 2021-22 IO, IO	0.989%	5/16/63	33,280,339	2,952,073	(d)
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.890%	11/16/63	10,000,000	841,120	(d)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	496,083	96,787
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,661,059	1,771,367	(d)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.838%	5/16/63	34,901,622	2,776,777	(d)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.896%	10/16/62	31,911,797	2,611,087	(d)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.407%	12/15/36	15,590,000	15,616,210	(a)(d)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.732%	10/25/45	1,926,484	1,965,107	(d)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.652%	11/25/45	12,910,013	8,488,780	(d)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.552%	4/25/36	335,313	413,642	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.382%	9/15/31	139,880,000	129,994,135	(a)(d)

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	$4,607,302	(d)
GS Mortgage Securities Trust, 2015-GC30 B	4.165%	5/10/50	16,340,000	17,691,364	(d)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	6,063,865
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.696%	11/25/35	607,904	426,136	(d)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.573%	6/19/35	2,466,158	2,464,771	(d)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.193%	6/19/45	1,981,666	1,149,714	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	2.622%	2/25/36	502,182	225,207	(d)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.273%	11/19/46	136,132	116,202	(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.612%	11/25/35	2,141,695	2,025,037	(d)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.592%	5/25/37	5,289,903	5,282,397	(a)(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	2.818%	8/25/35	124,802	89,647	(d)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.232%	12/26/36	17,586,060	11,900,821	(a)(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.723%	8/15/46	4,000,000	4,142,158	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.048%	1/15/47	1,602,000	1,711,002	(d)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,409,992
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.409%	7/15/48	19,921,000	21,719,153	(d)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	10,543,000	11,596,928	(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	685,582

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	85

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	4,576,420	$1,821,873	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.101%	2/12/49	809,696	923,290	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.715%	2/15/51	937,953	865,491	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.823%	5/15/28	11,407,035	10,403,799	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.596%	8/15/49	1,510,000	1,550,925	(d)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	12,370,825	12,600,848	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	10,194,165	10,367,662	(a)(d)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	15,332,552	15,505,883	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.393%	9/27/36	1,968,681	1,964,660	(a)(d)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.517%	9/27/36	13,166,029	9,835,837	(a)(d)
KKR Industrial Portfolio Trust, 2020-AIP E (1 mo. USD LIBOR + 2.626%)	2.699%	3/15/37	14,135,256	14,193,803	(a)(d)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond	1.892%	10/25/66	26,877,086	26,955,268	(a)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	65,607,328	66,053,832	(a)
Lehman Mortgage Trust, 2006-7 3A4,IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.059%	11/25/36	6,028,612	1,985,882	(d)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	2.989%	7/25/34	257,656	247,500	(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.302%	4/25/46	101,899	94,053	(d)

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,465,970	$1,136,686	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,910,140	1,652,405	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.442%	5/25/35	2,039,322	1,115,233	(a)(d)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. USD LIBOR + 2.101%)	2.174%	4/15/38	159,000	159,643	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,009,436	999,178	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	317,310	157,780	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	271,240	267,290	(d)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	52,055	52,038
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.574%	7/25/34	10,252	10,593	(d)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.793%	7/25/35	744,884	720,816	(d)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	0.897%	4/26/47	3,436,000	3,441,041	(a)(d)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.432%	4/16/36	40,841,747	37,940,811	(a)(d)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.323%	8/15/34	24,714,592	24,867,773	(a)(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	52,640,000	52,686,344	(a)(d)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	2/16/22	57,240,000	57,304,384	(a)(d)
Multifamily Trust, 2016-1 B	9.170%	4/25/46	2,238,477	2,550,570	(a)(d)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	37,859,470	40,227,466	(a)(d)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	87

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5, Step bond	5.476%	5/25/35	56,293	$37,638
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.612%	2/26/46	9,266,366	8,220,609	(a)(d)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	33,043,675	33,269,899	(a)(d)
PFP V Sub Loan Trust, 2020-A A	3.098%	10/15/23	12,211,059	12,357,347	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.796%	10/27/22	4,485,119	4,503,554	(a)(d)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.011%	2/27/24	32,297,497	32,625,646	(a)(d)
Prime Mortgage Trust, 2006-1 3A2,IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.059%	6/25/36	8,833,851	1,952,099	(d)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	24,762,361	22,491,093	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	413,598	258,683
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	198,185	155,794
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.542%	1/25/37	6,360,110	2,424,054	(d)
RBSSP Resecuritization Trust, 2009-12 9A2	2.812%	3/25/36	6,087,080	5,514,235	(a)(d)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	33,881,871	34,277,815	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.761%	7/25/36	10,438,681	1,130,434	(a)(d)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.492%	5/25/34	8,864	8,618	(d)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	6,160,000	6,483,528	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.804%	7/25/34	577	613	(d)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.452%	7/25/46	109,922	$97,911	(d)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.833%	10/19/33	58,965	57,488	(d)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.442%	4/25/36	16,918,907	3,337,219	(d)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,917,414
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,544,390
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	65,015,546	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.842%	2/15/51	6,727,706	5,136,628	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003- AR9 1A7	2.746%	9/25/33	5,236	5,334	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.960%)	1.052%	11/25/45	19,296,858	12,594,712	(d)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	6,389,500	6,509,589	(a)(d)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.369%	3/25/37	8,953,533	1,214,841	(d)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.522%	6/25/37	2,928,467	2,341,889	(d)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.435%	7/15/46	450,000	452,629	(d)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,055,222
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.350%	11/15/50	31,272,880	1,864,999	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,678,985

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	89

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (n) — continued
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.451%	6/15/45	166,513	$886	(a)(d)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	287,452	(d)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.176%	3/15/47	42,235,128	819,112	(d)
Total Collateralized Mortgage Obligations (Cost — $2,934,626,803)				2,933,139,223
Senior Loans — 6.0%
Communication Services — 0.9%
Diversified Telecommunication Services — 0.2%
Delta TopCo Inc., First Lien Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	28,020,000	28,116,333	(d)(o)(p)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	3/1/27	48,377,251	47,742,299	(d)(o)(p)
Zayo Group Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/9/27	23,100,000	22,873,805	(d)(o)(p)
Total Diversified Telecommunication Services				98,732,437
Entertainment — 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.854%	2/15/24	9,048,060	8,987,909	(d)(o)(p)
Interactive Media & Services — 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	22,862,700	22,773,398	( d)(o)(p)
Media — 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	43,931,818	43,901,857	(d)(o)(p)
Charter Communications
Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	13,884,803	13,792,816	(d)(o)(p)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.595%	11/18/24	3,527,911	3,501,451	(d)(o)(p)

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	5/1/26	31,582,100	$31,355,088	(d)(o)(p)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.592%	9/18/26	48,599,196	48,538,447	(d)(o)(p)(q)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.871%	1/31/26	9,669,646	9,609,211	(d)(o)(p)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.604%	12/17/26	25,545,062	25,456,370	(d)(o)(p)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	23,987,764	24,053,730	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.573%	1/31/28	42,810,528	42,482,770	(d)(o)(p)
Virgin Media Bristol LLC, Term Loan Facility Q (3 mo. USD LIBOR + 3.250%)	3.353%	1/31/29	4,840,000	4,838,108	(d)(o)(p)(q)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.573%	4/30/28	7,475,074	7,411,745	(d)(o)(p)
Total Media				254,941,593
Wireless Telecommunication Services — 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan	—	1/15/26	7,120,000	7,034,340	(q)
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.573%	4/15/27	5,658,375	5,618,885	(d)(o)(p)
Total Wireless Telecommunication Services				12,653,225
Total Communication Services				398,088,562
Consumer Discretionary — 1.0%
Auto Components — 0.0%††
Clarios Global LP, First Amendment First Lien Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	3.354%	4/30/26	15,495,315	15,385,562	(d)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	91

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USDLIBOR + 3.750%)	3.850%	12/6/25	3,656,250	$3,659,449	(d)(o)(p)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	45,526,952	45,531,687	(d)(o)(p)
ServiceMaster Co. LLC, Term Loan B (3 mo. USD LIBOR + 1.750%)	1.875%	11/5/26	5,124,484	5,116,797	(d)(o)(p)
Total Diversified Consumer Services				50,648,484
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	46,492,059	45,914,535	(d)(o)(p)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	7/31/24	14,651,442	14,515,388	(d)(o)(p)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.854%	3/11/25	10,448,057	10,358,810	(d)(o)(p)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	1/15/27	10,674,875	10,562,789	(d)(o)(p)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.338%	9/15/23	1,967,101	1,967,325	(d)(o)(p)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.854%	12/23/24	32,157,687	31,918,176	(d)(o)(p)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.604%	7/21/25	19,185,025	19,272,221	(d)(o)(p)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.104%	11/30/23	11,585,132	11,566,631	(d)(o)(p)
Golden Nugget Inc., First Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	10,941,364	10,871,262	(d)(o)(p)

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	42,511,279	$42,211,064	(d)(o)(p)
PCI Gaming Authority, Term Loan Facility B (3 mo. USD LIBOR + 3.000%)	3.093%	5/29/26	12,005,705	11,970,997	(d)(o)(p)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.854%	8/14/24	51,600,625	51,294,220	(d)(o)(p)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	29,679,063	29,380,433	(d)(o)(p)
Total Hotels, Restaurants & Leisure				291,803,851
Specialty Retail — 0.2%
Academy Ltd., Retired New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	5,017,500	5,049,903	(d)(o)(p)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.073%	2/3/24	1,077,849	1,079,197	(d)(o)(p)
Great American Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	11,144,000	11,224,593	(d)(o)(p)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	19,952,518	19,979,733	(d)(o)(p)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	15,600,000	15,684,505	(d)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	93

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
Petco Animal Supplies Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	22,723,050	$22,712,916	(d)(o)(p)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.832%	7/31/26	304,938	304,006	(d)(o)(p)
Total Specialty Retail				76,034,853
Total Consumer Discretionary				437,532,199
Consumer Staples — 0.2%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	28,750,000	28,765,410	(d)(o)(p)
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.354%	1/29/27	14,157,000	13,964,989	(d)(o)(p)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.104%	9/13/26	6,730,373	6,640,636	(d)(o)(p)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	6/27/23	16,717,558	16,584,570	(d)(o)(p)
Total Food & Staples Retailing				37,190,195
Household Products — 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	7,162,050	7,159,063	(d)(o)(p)
Total Consumer Staples				73,114,668
Financials — 0.8%
Capital Markets — 0.2%
Edelman Financial Engines Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/7/28	11,631,825	11,656,054	(d)(o)(p)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	6/27/25	2,455,718	2,451,882	(d)(o)(p)

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.647%	2/1/27	10,570,388	$10,445,690	(d)(o)(p)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.104%	7/3/24	23,579,115	23,376,476	(d)(o)(p)(q)
Zebra Buyer LLC, Term Loan	—	4/21/28	19,860,000	19,948,953	(q)
Total Capital Markets				67,879,055
Diversified Financial Services — 0.4%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	970,000	967,499	(d)(o)(p)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	30,330,208	30,057,236	(d)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	38,496,711	38,724,496	(d)(o)(p)(q)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/17/28	15,880,200	15,843,803	(d)(o)(p)
Jane Street Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	1/26/28	20,935,078	20,880,124	(d)(o)(p)(q)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.854%	11/16/26	21,453,693	21,336,363	(d)(o)(p)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	30,034,211	30,031,087	(d)(o)(p)9
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.100%	3/1/26	15,556,306	15,515,797	(d)(o)(p)
Total Diversified Financial Services				173,356,405
Insurance — 0.2%
AmWINS Group Inc., Term Loan	3.000%	2/19/28	14,875,250	14,800,026	(d)(o)(p)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/24	18,061,970	17,898,293	(d)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	95

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — continued
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.343%	12/23/26	29,364,524	$29,064,007	(d)(o)(p)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.354%	7/31/27	13,226,850	13,091,830	(d)(o)(p)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/23	7,023,665	6,994,580	(d)(o)(p)
Total Insurance				81,848,736
Total Financials				323,084,196
Health Care — 1.4%
Health Care Providers & Services — 0.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.854%	8/6/26	17,385,250	17,406,982	(d)(o)(p)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.854%	2/18/27	11,699,271	11,613,959	(d)(o)(p)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	15,662,409	15,750,510	(d)(o)(p)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.088%	11/15/27	48,009,428	47,586,609	(d)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.854%	11/17/25	46,947,287	46,912,593	(d)(o)(p)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	31,343,968	31,289,554	(d)(o)(p)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.341%	3/5/26	23,863,646	23,729,413	(d)(o)(p)

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	3.573%	3/5/26	17,282,086	$17,184,875	(d)(o)(p)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	43,449,289	43,367,822	(d)(o)(p)
Total Health Care Providers & Services				254,842,317
Health Care Technology — 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.410%	2/11/26	48,210,044	48,481,225	(d)(o)(p)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	44,624,767	44,627,846	(d)(o)(p)
Total Health Care Technology				93,109,071
Life Sciences Tools & Services — 0.3%
ICON Luxembourg Sarl, Term Loan	—	7/3/28	30,484,714	30,579,979	(q)
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	9/27/24	22,500,000	22,394,520	(d)(o)(p)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	48,129,375	48,132,359	(d)(o)(p)
PRA Health Sciences Inc., Term Loan	—	7/3/28	7,595,286	7,619,021	(q)
Total Life Sciences Tools & Services				108,725,879
Pharmaceuticals — 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	11/27/25	30,591,800	30,400,601	(d)(o)(p)(q)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	14,352,924	14,312,564	(d)(o)(p)
Endo Luxembourg Finance Co. I SARL, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	2,193,661	2,140,877	(d)(o)(p)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	97

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	39,507,086	$39,667,564	(d)(o)(p)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	24,019,800	23,929,726	(d)(o)(p)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	39,700,000	39,894,967	(d)(o)(p)
Total Pharmaceuticals				150,346,299
Total Health Care				607,023,566
Industrials — 0.7%
Aerospace & Defense — 0.0%††
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	9,462,450	9,474,865	(d)(o)(p)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.354%	12/9/25	1,958,771	1,931,973	(d)(o)(p)(q)
Total Aerospace & Defense				11,406,838
Air Freight & Logistics — 0.1%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.881%	2/24/25	19,030,000	18,966,211	(d)(o)(p)
Airlines — 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	15,109,889	(d)(o)(p)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	28,289,100	28,693,238	(d)(o)(p)
Total Airlines				43,803,127
Building Products — 0.0%††
Quikrete Holdings Inc., Term Loan B1	—	5/12/28	16,700,000	16,589,362	(q)

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	5/12/28	44,540,786	$44,728,080	(d)(o)(p)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	10/1/26	30,283,321	30,268,180	(d)(o)(p)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	8,209,555	8,257,203	(d)(o)(p)
GFL Environmental Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	3,633,474	3,640,740	(d)(o)(p)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.104%	8/27/25	25,596,234	25,702,894	(d)(o)(p)
Total Commercial Services & Supplies				112,597,097
Construction & Engineering — 0.0%††
AECOM, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.854%	4/13/28	4,690,000	4,692,345	(d)(o)(p)
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	8,813,085	8,739,901	(d)(o)(p)
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	12/30/26	48,671,326	48,412,784	(d)(o)(p)
Trading Companies & Distributors — 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	12,259,882	12,224,120	(d)(o)(p)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.897%	10/6/23	5,500,000	5,502,151	(d)(o)(p)
Total Trading Companies & Distributors				17,726,271
Total Industrials				282,933,936

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	99

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.5%
Communications Equipment — 0.0%††
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.354%	4/6/26	1,965,000	$1,958,859	(d)(o)(p)
IT Services — 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	4/28/28	14,550,000	14,538,636	(d)(o)(p)
Software — 0.5%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	10/16/26	48,761,075	48,882,978	(d)(o)(p)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.854%	6/21/24	341,641	338,439	(d)(o)(p)
Magenta Buyer LLC, First Lien Term Loan	—	5/3/28	52,400,000	52,456,120	(q)
Peraton Corp., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	41,037,150	41,232,733	(d)(o)(p)
RealPage Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.250%)	3.750%	4/24/28	49,310,000	49,229,871	(d)(o)(p)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	6/21/24	2,307,189	2,285,559	(d)(o)(p)
Total Software				194,425,700
Technology Hardware, Storage & Peripherals — 0.0%††
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	11,786,479	11,798,265	(d)(o)(p)(q)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.843%	4/29/23	1,482,803	1,484,525	(d)(o)(p)
Total Technology Hardware, Storage & Peripherals				13,282,790
Total Information Technology				224,205,985

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

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Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.3%
Chemicals — 0.1%
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	19,645,000	$19,626,573	(d)(o)(p)
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	1.827%	7/1/26	24,093,097	23,942,515	(d)(o)(p)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	2/4/27	40,603,111	40,333,466	(d)(o)(p)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	2/6/23	9,025,597	9,018,701	(d)(o)(p)
Total Containers & Packaging				73,294,682
Paper & Forest Products — 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	9/7/27	12,807,233	12,784,103	(d)(o)(p)
Total Materials				105,705,358
Real Estate — 0.2%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.841%	12/20/24	47,278,182	46,938,346	(d)(o)(p)
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	35,945,507	35,711,215	(d)(o)(p)(q)
Total Real Estate				82,649,561
Total Senior Loans (Cost — $2,532,378,754)				2,534,338,031

			Face Amount†/ Units
Asset-Backed Securities — 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	14,875,000	15,122,698	(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	23,849,775	24,551,307	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	101

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	$28,048,696	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,980,461	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	8,017,014	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,078,893	1,042,221	(d)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.647%	12/27/39	3,336,967	3,406,685	(d)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/37	47,370,000	48,190,003	(a)(d)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.842%	10/25/37	108,930,000	104,712,459	(a)(d)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	10,011,369	9,539,679	(d)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.432%	12/25/36	46,785	37,330	(a)(d)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.223%	11/15/36	351,531	310,339	(d)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.213%	1/15/37	3,165,091	3,062,914	(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.086%	8/9/24	57,050,550	55,041,126	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	61,729,045	58,926,547	(a)(f)(g)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	468,404	498,317	(a)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.242%	11/25/69	16,795,916	16,987,284	(a)(d)

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

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Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.442%	3/25/36	8,530,000	$8,737,617	(a)(d)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,994,275	4,350,428
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.252%	10/25/36	14,311,182	14,175,572	(d)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	55,969,635
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.592%	10/25/34	1,672,763	1,614,269	(a)(d)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	341	37
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.492%	10/25/46	5,311,022	5,015,372	(a)(d)
Hertz Vehicle Financing II LP, 2016-2A B	3.940%	3/25/22	14,429,000	14,386,742	(a)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,280,110	(a)
Hertz Vehicle Financing II LP, 2016-4A B	3.290%	7/25/22	4,890,000	4,943,931	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	24,780,937	(a)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	3,000,000	3,007,539	(a)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	62,630,000	62,595,957	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	2,550,000	2,549,877	(a)
Hertz Vehicle Financing LLC, 2018-3A B	4.370%	7/25/24	7,173,000	7,206,970	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	41,500,000	41,500,000	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.232%	12/25/36	74,051,310	68,212,490	(d)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,017,665	10,740,878	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	103

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	25,962,106	$26,553,575	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	19,732,215	20,076,120	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.252%	10/25/36	3,395,521	1,486,766	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.112%	10/25/33	175,620	175,608	(d)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.546%	2/26/29	18,137,842	18,147,310	(a)(d)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.462%	6/25/33	19,389,645	18,937,430	(d)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	0.442%	3/25/33	10,075,478	9,831,612	(d)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	0.402%	5/25/32	4,072,138	3,958,453	(d)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	22,400,455	23,597,470	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	4,331,002	4,351,168	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	945,743	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.692%	9/25/47	17,856,012	17,927,441	(a)(d)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,320,879	21,657,795	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1, Step bond	5.820%	3/25/37	27,626,938	28,029,026
Origen Manufactured Housing Contract Trust, 2006-A A2	2.238%	10/15/37	7,160,697	6,986,240	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.757%	4/15/37	9,608,781	9,258,166	(d)

See Notes to Financial Statements.

104	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.892%	7/25/35	2,296,711	$2,325,433	(d)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.442%	10/25/36	17,250,000	16,640,261	(d)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	1.217%	8/25/33	975,019	968,367	(d)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	1.332%	3/25/34	4,829,781	4,846,065	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5, Step bond	6.166%	5/25/36	13,667,133	9,988,955
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/32	1,284,374	1,262,442	(a)(d)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	6,940,479	7,513,196
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	13,998,556	15,000,075
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.142%	10/25/36	27,077,947	12,286,792	(d)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.252%	10/25/36	73,806,589	34,375,411	(d)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.312%	10/25/36	37,413,542	17,670,113	(d)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.789%	12/17/68	14,100,000	14,162,213	(a)(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	20,986,760	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,163,720	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	49,220,000	49,126,674	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	105

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	$11,156,023	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	20,328,120	(a)
Sonic Capital LLC, 2018-1A A2	4.026%	2/20/48	4,870,833	5,009,227	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	21,211,937	21,459,009	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.312%	2/25/36	1,089,490	40,616	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.242%	3/25/37	24,372,396	22,258,118	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF2 M1 (1 mo. USD LIBOR + 2.250%)	2.342%	8/25/37	17,510,000	17,408,136	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.762%	5/25/31	4,639,470	4,426,305	(a)(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,511,983	2,681,866	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	19,500,000	19,544,343	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.092%	5/25/58	28,227,997	28,470,981	(a)(d)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	29,197,018	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,844,057	5,258,213
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,607,897	10,350,422
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,920,175	4,085,581	(a)
Total Asset-Backed Securities (Cost — $1,360,638,805)				1,345,453,819

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security			Shares		Value
Investments in Underlying Funds — 1.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF			3,204,287		$430,528,001
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			1,000,000		31,380,000
Total Investments in Underlying Funds (Cost — $459,192,624)					461,908,001

	Rate	Maturity Date	Face Amount†
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	77,432,545		115,567,649
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	1,536,532		2,318,410
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	78,889,155		96,229,642
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	70,882,900		97,960,943	(k)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	12,679,014		15,663,264
Total U.S. Treasury Inflation Protected Securities (Cost — $276,932,671)					327,739,908
Non-U.S. Treasury Inflation Protected Securities — 0.2%
Japan — 0.2%
Japanese Government CPI Linked Bond (Cost — $93,014,499)	0.100%	3/10/26	9,441,851,450	JPY	86,816,250

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Australian Dollar Futures, Call @ $75.00	8/6/21	286	286,000		234,520
Australian Dollar Futures, Put @ $77.00	7/9/21	141	141,000		287,640
Australian Dollar Futures, Put @ $75.00	8/6/21	143	143,000		120,120
British Pound Futures, Call @ $139.00	8/6/21	572	357,500		257,400
Euro Futures, Call @ $1.22	7/9/21	152	19,000,000		950
Euro Futures, Call @ $1.19	8/6/21	143	17,875,000		123,337
Japanese Yen Futures, Call @ $90.50	8/6/21	143	178,750		80,438

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	107

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $132.25		7/23/21	207	207,000	$139,078
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		7/23/21	207	207,000	67,922
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		8/27/21	207	207,000	139,078
U.S. Treasury Long-Term Bonds Futures, Call @ $159.00		7/23/21	259	259,000	615,125
U.S. Treasury Long-Term Bonds Futures, Call @ $160.00		7/23/21	44	44,000	76,313
U.S. Treasury Long-Term Bonds Futures, Call @ $160.50		7/23/21	423	423,000	614,672
U.S. Treasury Long-Term Bonds Futures, Put @ $160.00		7/23/21	413	413,000	406,547
U.S. Treasury Long-Term Bonds Futures, Put @ $160.50		7/23/21	258	258,000	310,406
Total Exchange-Traded Purchased Options (Cost — $3,352,655)					3,473,546

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/ Euro, Put @ $1.19	BNP Paribas SA	7/6/21	388,884,562	388,884,562	802,497
U.S. Dollar/ Euro, Put @ $1.21	Goldman Sachs Group Inc.	7/20/21	147,420,000	147,420,000	82,800
U.S. Dollar/ Euro, Put @ $1.23	BNP Paribas SA	8/11/21	411,820,000	411,820,000	88,379
U.S. Dollar/ Euro, Put @ $1.22	Goldman Sachs Group Inc.	8/19/21	397,120,000	397,120,000	263,587
U.S. Dollar/ Japanese Yen, Put @ 107.45JPY Citibank N.A.		7/8/21	394,620,000	394,620,000	2,296
U.S. Dollar/ Norwegian Krone, Put @ 8.13NOK	Goldman Sachs Group Inc.	8/5/21	146,340,000	146,340,000	59,908

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

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Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/ Norwegian Krone, Put @ 8.14NOK	Citibank N.A.	8/9/21	138,830,000	138,830,000	$78,391
U.S. Dollar/ Norwegian Krone, Put @ 8.21NOK	Citibank N.A.	8/13/21	139,110,000	139,110,000	153,638
Total OTC Purchased Options (Cost — $20,691,926)					1,531,496
Total Purchased Options (Cost — $24,044,581)					5,005,042
Total Investments before Short-Term Investments (Cost — $40,637,040,363)					41,550,867,892

		Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $662,538,329)		0.010%		662,538,329	662,538,329	(r)
Total Investments — 100.5% (Cost — $41,299,578,692)					42,213,406,221
Liabilities in Excess of Other Assets — (0.5)%					(208,451,353)
Total Net Assets — 100.0%					$42,004,954,868

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	109

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of June 30, 2021.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of June 30, 2021.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2021, the Fund held TBA securities with a total cost of $733,843,081.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	All or a portion of this loan is unfunded as of June 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $662,538,329 and the cost was $662,538,329 (Note 8).

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

ETF	— Exchange-Traded Fund

EUR	— Euro

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

NOK	— Norwegian Krone

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Australian Dollar Futures, Call	7/9/21	$79.00	142	$142,000	$(710)
British Pound Futures, Call	7/9/21	142.00	594	371,250	(3,713)
British Pound Futures, Call	7/9/21	142.50	404	252,500	(2,525)
Canadian Dollar Futures, Call	7/9/21	83.00	1,583	1,583,000	(7,915)
Canadian Dollar Futures, Call	7/9/21	83.50	396	396,000	(1,980)
Canadian Dollar Futures, Call	8/6/21	82.00	199	199,000	(35,820)
Canadian Dollar Futures, Put	7/9/21	82.50	569	569,000	(1,075,410)
Euro Futures, Put	7/9/21	1.19	286	35,750,000	(228,800)
Euro Futures, Put	8/6/21	1.18	286	35,750,000	(207,350)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13	1,517	3,792,500	(284,438)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	111

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	$99.25	1,034	$2,585,000	$(103,400)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75	1,421	3,552,500	(497,350)
U.S. Treasury 5-Year Notes Futures, Call	7/23/21	123.50	2,109	2,109,000	(510,774)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.00	1,265	1,265,000	(158,125)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.25	1,055	1,055,000	(222,540)
U.S. Treasury 5-Year Notes Futures, Put	7/23/21	123.75	1,035	1,035,000	(468,984)
U.S. Treasury 10-Year Notes Futures, Call	7/2/21	132.25	621	621,000	(252,281)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.00	1,630	1,630,000	(1,349,844)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	132.50	9,524	9,524,000	(5,059,625)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.00	2,068	2,068,000	(646,250)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	133.50	672	672,000	(115,500)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	159.00	621	621,000	(1,135,266)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	160.00	415	415,000	(421,484)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	161.00	311	311,000	(145,781)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	161.00	616	616,000	(741,125)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	161.50	217	217,000	(217,000)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	162.00	1,221	1,221,000	(992,063)
U.S. Treasury Long-Term Bonds Futures, Call	7/23/21	163.00	4	4,000	(2,125)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	160.00	517	517,000	(1,324,812)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	162.00	414	414,000	(666,281)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	165.00	828	828,000	(621,000)

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	7/23/21	$157.00	164	$164,000	$(35,875)
U.S. Treasury Long-Term Bonds Futures, Put	7/23/21	158.00	1,240	1,240,000	(465,000)
Total Exchange-Traded Written Options (Premiums received — $18,435,484)					$(18,001,146)

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	2,039	9/23	$504,990,057	$504,652,500	$(337,557)
90-Day Eurodollar	45,628	12/23	11,282,944,634	11,278,671,250	(4,273,384)
Australian 10-Year Bonds	4,474	9/21	472,561,610	473,728,072	1,166,462
Australian Dollar	7,553	9/21	584,680,565	566,323,940	(18,356,625)
British Pound	4,750	9/21	419,721,108	409,835,938	(9,885,170)
Canadian Dollar	790	9/21	65,366,404	63,689,800	(1,676,604)
Euro	7,312	9/21	1,116,293,576	1,084,461,000	(31,832,576)
Euro-Bobl	240	9/21	38,119,832	38,176,407	56,575
Euro-OAT	1,625	9/21	302,979,532	306,445,230	3,465,698
Japanese Yen	5,121	9/21	585,018,301	576,560,587	(8,457,714)
Mexican Peso	10,551	9/21	265,265,537	262,192,350	(3,073,187)
Russian Ruble	1,626	9/21	55,485,427	54,897,825	(587,602)
Swiss Franc	344	9/21	48,117,860	46,521,700	(1,596,160)
U.S. Treasury 5-Year Notes	84,668	9/21	10,471,653,970	10,450,544,993	(21,108,977)
U.S. Treasury Long- Term Bonds	8,226	9/21	1,296,076,349	1,322,329,500	26,253,151
U.S. Treasury Ultra Long-Term Bonds	7,399	9/21	1,366,568,895	1,425,694,812	59,125,917
United Kingdom 10-Year Long Gilt bonds	146	9/21	25,572,682	25,871,307	298,625
					(10,819,128)
Contracts to Sell:
90-Day Eurodollar	38,532	12/21	9,604,012,848	9,613,252,350	(9,239,502)
Euro-Bund	10,708	9/21	2,172,466,385	2,191,631,069	(19,164,684)
Euro-Buxl	798	9/21	187,465,038	192,311,480	(4,846,442)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	113

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to SeII: continued
Japanese 10-Year Bonds	316	9/21	$430,646,358	$431,468,923	$(822,565)
U.S. Treasury 2-Year Notes	10,420	9/21	2,298,900,394	2,295,737,651	3,162,743
U.S. Treasury 10-Year Notes	1,677	9/21	221,730,537	222,202,500	(471,963)
U.S. Treasury Ultra 10-Year Notes	8,014	9/21	1,153,679,072	1,179,685,884	(26,006,812)
					(57,389,225)
Net unrealized depreciation on open futures contracts					$(68,208,353)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42,965,761	IDR	623,948,783,939	Bank of America N.A.	7/19/21	$(1,331)
USD	25,464,829	MXN	510,340,645	Bank of America N.A.	7/19/21	(76,947)
USD	25,955,865	MXN	525,554,359	Bank of America N.A.	7/19/21	(347,334)
USD	31,336,834	MXN	621,190,065	Bank of America N.A.	7/19/21	247,213
USD	10,375,710	EUR	8,700,000	BNP Paribas SA	7/19/21	55,596
USD	563,711,111	EUR	472,670,000	BNP Paribas SA	7/19/21	3,020,537
USD	627,128,715	EUR	525,076,654	BNP Paribas SA	7/19/21	4,272,323
BRL	156,810,000	USD	27,995,787	Citibank N.A.	7/19/21	3,467,052
CAD	4,240,000	USD	3,385,338	Citibank N.A.	7/19/21	35,079
CAD	445,815,939	USD	355,952,237	Citibank N.A.	7/19/21	3,688,408
CAD	1,075,280,000	USD	859,083,138	Citibank N.A.	7/19/21	8,347,476
CNY	796,597,606	USD	123,083,684	Citibank N.A.	7/19/21	43,757
CNY	1,502,360,519	USD	232,114,410	Citibank N.A.	7/19/21	100,456
EUR	28,000,000	USD	33,787,440	Citibank N.A.	7/19/21	(573,282)
INR	4,359,319,201	USD	58,612,695	Citibank N.A.	7/19/21	(78,701)
MXN	759,768,337	USD	37,254,320	Citibank N.A.	7/19/21	770,933
RUB	18,021,113,739	USD	230,510,927	Citibank N.A.	7/19/21	15,254,602
USD	4,267,520	AUD	5,575,280	Citibank N.A.	7/19/21	85,921
USD	348,622,790	CNY	2,298,958,125	Citibank N.A.	7/19/21	(6,719,517)
USD	7,276,553	EUR	6,000,000	Citibank N.A.	7/19/21	159,233
USD	595,246,472	EUR	500,430,000	Citibank N.A.	7/19/21	1,626,433

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,128,499	MXN	343,623,384	Citibank N.A.	7/19/21	$(69,331)
USD	70,077,071	MXN	1,387,315,772	Citibank N.A.	7/19/21	644,019
USD	22,931,052	RUB	1,657,445,000	Citibank N.A.	7/19/21	327,408
ZAR	728,620,000	USD	49,495,279	Citibank N.A.	7/19/21	1,408,490
RUB	6,060,550,000	USD	77,362,139	Goldman Sachs Group Inc.	7/19/21	5,289,482
RUB	9,101,811,648	USD	116,110,916	Goldman Sachs Group Inc.	7/19/21	8,016,348
USD	142,886,958	BRL	733,495,910	Goldman Sachs Group Inc.	7/19/21	(4,283,907)
USD	61,046,382	GBP	44,426,610	Goldman Sachs Group Inc.	7/19/21	(412,501)
USD	17,770,482	MXN	351,270,893	Goldman Sachs Group Inc.	7/19/21	189,906
USD	25,094,651	MXN	506,239,413	Goldman Sachs Group Inc.	7/19/21	(241,864)
USD	29,691,285	MXN	596,061,460	Goldman Sachs Group Inc.	7/19/21	(140,687)
USD	35,276,851	MXN	706,016,776	Goldman Sachs Group Inc.	7/19/21	(58,219)
USD	35,747,673	RUB	2,582,331,120	Goldman Sachs Group Inc.	7/19/21	530,761
IDR	3,684,421,854,900	USD	250,965,319	JPMorgan Chase & Co.	7/19/21	2,755,658
USD	46,180,199	CHF	43,000,000	JPMorgan Chase & Co.	7/19/21	(317,095)
USD	81,344,063	CNH	536,285,141	JPMorgan Chase & Co.	7/19/21	(1,454,322)
USD	34,688,866	IDR	503,335,445,318	JPMorgan Chase & Co.	7/19/21	27,591
USD	170,584,530	IDR	2,442,770,468,341	JPMorgan Chase & Co.	7/19/21	2,367,606
BRL	86,015,139	USD	15,083,988	Morgan Stanley & Co. Inc.	7/19/21	2,174,353
BRL	114,860,000	USD	20,142,347	Morgan Stanley & Co. Inc.	7/19/21	2,903,515
BRL	229,730,000	USD	40,286,449	Morgan Stanley & Co. Inc.	7/19/21	5,807,282
JPY	9,949,983,258	USD	90,543,290	Morgan Stanley & Co. Inc.	7/19/21	(966,707)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	115

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	97,377,159	GBP	69,078,487	Morgan Stanley & Co. Inc.	7/19/21	$1,815,362
USD	122,196,289	CNY	796,597,606	Citibank N.A.	10/19/21	(118,308)
USD	230,469,345	CNY	1,502,360,519	Citibank N.A.	10/19/21	(212,519)
Total						$59,360,228

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$85,314
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$145,932	(44,746)
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI**	7.024	%**	181,726	(73,673)
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	114,665
Total							$327,658	$81,560

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,182,383,000		6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(2,744)	$236,101
3,597,809,000		6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	$(5,888,640)
2,106,041,000		12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(9,803,076)
898,865,000		5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	$(2,124,325)	35,001,266
899,415,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(3,019,085)	36,309,238
497,073,000		11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	1,247,274	10,085,371
649,882,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	686,962	(3,889,868)
1,017,250,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(2,457,812)	(10,355,342)
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,318,573	5,807,388
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,603,527	5,392,235
374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	69,133,247
163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	24,885,678
20,815,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	953,168	3,224,923
12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	1	(5,391,969)
367,188,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	4,450,076	56,847,819
94,774,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	558,026	2,389,295
271,563,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	2,172,096	(15,332,317)
82,887,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	456,561	9,810,588
40,551,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	36,336	4,768,372

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	117

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
117,268,000	2/15/47	1.729% annually	Daily SOFR Compound annually	—	$(6,489,494)
116,571,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	$1,977,560	22,226,789
169,971,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	836,314	22,806,857
17,474,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	181,730	(1,258,025)
52,426,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(6,553)	(3,426,039)
Total				$12,060,295	$247,090,397

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Apache Corp., 4.875%, due 11/15/27	$25,000,000	6/20/26	1.860%	1.000% quarterly	$(1,016,835)	$(949,894)	$(66,941)
Teva Pharmaceutical Finance Co. BV, 3.650%, due 11/10/21	25,010,000	6/20/26	3.337%	1.000% quarterly	(2,625,049)	(2,452,353)	(172,696)
Total	$50,010,000				$(3,641,884)	$(3,402,247)	$(239,637)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.36 Index	$850,880,000	6/20/26	5.000% quarterly	$87,123,254	$69,152,532	$17,970,722
Markit CDX.NA.IG.36 Index	6,344,313,000	6/20/26	1.000% quarterly	161,113,828	133,810,627	27,303,201
Total	$7,245,203,000			$248,237,082	$202,963,159	$45,273,923

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Western Asset Core Plus Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	119

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $40,637,040,363)	$41,550,867,892
Investments in affiliated securities, at value (Cost — $662,538,329)	662,538,329
Foreign currency, at value (Cost — $220,528,047)	221,113,097
Cash	22,154,861
Receivable for securities sold	739,100,255
Deposits with brokers for centrally cleared swap contracts	359,134,184
Interest receivable	225,964,359
Deposits with brokers for open futures contracts and exchange-traded options	99,929,110
Receivable for Fund shares sold	95,245,211
Unrealized appreciation on forward foreign currency contracts	75,432,800
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $66,874,564)	69,166,756
Receivable for premiums on written options	439,080
OTC swaps, at value (premiums paid — $327,658)	409,218
Prepaid expenses	310,739
Total Assets	44,121,805,891
Liabilities:
Payable for securities purchased	1,751,786,309
Payable to broker — net variation margin on centrally cleared swap contracts	226,313,175
Payable for Fund shares repurchased	53,901,125
Written options, at value (premiums received — $18,435,484)	18,001,146
Unrealized depreciation on forward foreign currency contracts	16,072,572
Deposits from brokers for OTC derivatives	15,270,000
Investment management fee payable	12,340,598
Distributions payable	11,394,486
Payable to broker — net variation margin on open futures contracts	4,766,276
Payable to broker for option premiums	902,986
Service and/or distribution fees payable	769,865
Directors’ fees payable	113,068
Accrued expenses	5,219,417
Total Liabilities	2,116,851,023
Total Net Assets	$42,004,954,868

Net Assets:
Par value (Note 7)	$3,468,942
Paid-in capital in excess of par value	41,235,397,876
Total distributable earnings (loss)	766,088,050
Total Net Assets	$42,004,954,868

See Notes to Financial Statements.

120	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Net Assets:
Class A	$1,471,367,201
Class C	$298,455,485
Class C1	$817,523
Class FI	$347,474,642
Class R	$363,553,826
Class I	$27,809,204,337
Class IS	$11,714,081,854

Shares Outstanding:
Class A	121,626,388
Class C	24,634,511
Class C1	67,546
Class FI	28,695,625
Class R	30,068,612
Class I	2,296,293,538
Class IS	967,555,497

Net Asset Value:
Class A (and redemption price)	$12.10
Class C*	$12.12
Class C1*	$12.10
Class FI (and redemption price)	$12.11
Class R (and redemption price)	$12.09
Class I (and redemption price)	$12.11
Class IS (and redemption price)	$12.11
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.64

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	121

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$4,559,135
Interest from unaffiliated investments	486,391,287
Interest from affiliated investments	(45,299)
Less: Foreign taxes withheld	(3,428,624)
Total Investment Income	487,476,499

Expenses:
Investment management fee (Note 2)	78,776,947
Transfer agent fees (Note 5)	14,843,278
Service and/or distribution fees (Notes 2 and 5)	4,706,078
Custody fees	632,023
Registration fees	462,009
Legal fees	424,647
Fund accounting fees	358,222
Directors’ fees	325,373
Insurance	164,867
Commitment fees (Note 9)	144,011
Interest expense	91,307
Shareholder reports	68,778
Audit and tax fees	46,972
Miscellaneous expenses	102,731
Total Expenses	101,147,243
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,408,041)
Net Expenses	92,739,202
Net Investment Income	394,737,297

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	43,333,432
Futures contracts	(203,413,704)
Written options	95,838,238
Swap contracts	129,377,899
Forward foreign currency contracts	37,906,781
Foreign currency transactions	12,225,041
Net Realized Gain	115,267,687
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,165,303,211)
Futures contracts	(40,131,185)
Written options	(2,849,019)
Swap contracts	(33,278,255)

See Notes to Financial Statements.

122	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Forward foreign currency contracts	59,598,143
Foreign currencies	(11,765,870)
Change in Net Unrealized Appreciation (Depreciation)	(1,193,729,397)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,078,461,710)
Decrease in Net Assets From Operations	$(683,724,413)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	123

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$394,737,297	$846,242,806
Net realized gain	115,267,687	1,017,805,177
Change in net unrealized appreciation (depreciation)	(1,193,729,397)	1,181,652,631
Increase (Decrease) in Net Assets From Operations	(683,724,413)	3,045,700,614

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(737,504,601)	(1,476,493,916)
Decrease in Net Assets From Distributions to Shareholders	(737,504,601)	(1,476,493,916)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	9,318,909,354	15,021,709,073
Reinvestment of distributions	634,617,100	1,262,832,053
Cost of shares repurchased	(5,557,220,503)	(9,798,092,015)
Increase in Net Assets From Fund Share Transactions	4,396,305,951	6,486,449,111
Increase in Net Assets	2,975,076,937	8,055,655,809

Net Assets:
Beginning of period	39,029,877,931	30,974,222,122
End of period	$42,004,954,868	$39,029,877,931

See Notes to Financial Statements.

124	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.55	$11.96	$11.19	$11.83	$11.42	$11.42

Income (loss) from operations:
Net investment income	0.10	0.26	0.35	0.36	0.31	0.33
Net realized and unrealized gain (loss)	(0.34)	0.80	0.98	(0.60)	0.44	0.18
Total income (loss) from operations	(0.24)	1.06	1.33	(0.24)	0.75	0.51

Less distributions from:
Net investment income	(0.13)	(0.29)	(0.40)	(0.35)	(0.32)	(0.40)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.21)	(0.47)	(0.56)	(0.40)	(0.34)	(0.51)

Net asset value, end of period	$12.10	$12.55	$11.96	$11.19	$11.83	$11.42
Total return[3]	(1.95)%	9.00%	11.88%	(1.86)%	6.57%	4.42%

Net assets, end of period (millions)	$1,471	$1,463	$1,306	$1,032	$992	$825

Ratios to average net assets:
Gross expenses	0.82%[4]	0.83%	0.83%[5]	0.84%	0.85%[5]	0.82%
Net expenses[6,7]	0.82 [4]	0.82	0.82 [5]	0.82	0.82 [5]	0.81
Net investment income	1.66 [4]	2.13	2.99	3.16	2.66	2.85

Portfolio turnover rate[8]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2016, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	125

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.57	$11.97	$11.21	$11.84	$11.43	$11.44

Income (loss) from operations:
Net investment income	0.06	0.17	0.27	0.28	0.23	0.25
Net realized and unrealized gain (loss)	(0.35)	0.82	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	(0.29)	0.99	1.23	(0.30)	0.66	0.41

Less distributions from:
Net investment income	(0.08)	(0.21)	(0.31)	(0.28)	(0.23)	(0.31)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.16)	(0.39)	(0.47)	(0.33)	(0.25)	(0.42)

Net asset value, end of period	$12.12	$12.57	$11.97	$11.21	$11.84	$11.43
Total return[3]	(2.29)%	8.32%	11.10%	(2.53)%	5.82%	3.59%

Net assets, end of period (millions)	$298	$326	$259	$199	$219	$186

Ratios to average net assets:
Gross expenses	1.52%[4]	1.51%	1.52%	1.52%	1.52%	1.52%
Net expenses[5]	1.52 [4,6]	1.51 [6]	1.52 [6]	1.52 [6]	1.52 [6]	1.52
Net investment income	0.96 [4]	1.43	2.29	2.45	1.95	2.13

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

126	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.55	$11.96	$11.20	$11.83	$11.42	$11.43

Income (loss) from operations:
Net investment income	0.07	0.21	0.32	0.31	0.27	0.29
Net realized and unrealized gain (loss)	(0.34)	0.80	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	(0.27)	1.01	1.28	(0.27)	0.70	0.45

Less distributions from:
Net investment income	(0.10)	(0.24)	(0.36)	(0.31)	(0.27)	(0.35)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.18)	(0.42)	(0.52)	(0.36)	(0.29)	(0.46)

Net asset value, end of period	$12.10	$12.55	$11.96	$11.20	$11.83	$11.42
Total return[3]	(2.24)%	8.59%	11.50%	(2.22)%	6.16%	3.92%

Net assets, end of period (000s)	$818	$1,394	$2,399	$14,202	$22,192	$25,069

Ratios to average net assets:
Gross expenses	1.25%[4]	1.27%	1.20%	1.19%	1.21%	1.21%
Net expenses[5]	1.25 [4,6]	1.27 [6]	1.20 [6]	1.19 [6]	1.21 [6]	1.21
Net investment income	1.21 [4]	1.74	2.76	2.75	2.27	2.46

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	127

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.56	$11.97	$11.20	$11.84	$11.43	$11.44

Income (loss) from operations:
Net investment income	0.10	0.26	0.35	0.36	0.31	0.34
Net realized and unrealized gain (loss)	(0.35)	0.80	0.98	(0.60)	0.44	0.15
Total income (loss) from operations	(0.25)	1.06	1.33	(0.24)	0.75	0.49

Less distributions from:
Net investment income	(0.12)	(0.29)	(0.40)	(0.35)	(0.32)	(0.39)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.20)	(0.47)	(0.56)	(0.40)	(0.34)	(0.50)

Net asset value, end of period	$12.11	$12.56	$11.97	$11.20	$11.84	$11.43
Total return[3]	(1.96)%	8.99%	11.87%	(1.87)%	6.65%	4.21%

Net assets, end of period (millions)	$347	$432	$414	$359	$444	$406

Ratios to average net assets:
Gross expenses	0.83%[4]	0.82%	0.82%	0.83%	0.83%	0.83%
Net expenses[5]	0.83 [4,6]	0.82 [6]	0.82 [6]	0.83 [6]	0.83 [6]	0.83
Net investment income	1.65 [4]	2.14	3.00	3.13	2.65	2.88

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

128	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.54	$11.95	$11.19	$11.82	$11.41	$11.41

Income (loss) from operations:
Net investment income	0.08	0.22	0.32	0.32	0.28	0.29
Net realized and unrealized gain (loss)	(0.34)	0.80	0.96	(0.58)	0.43	0.18
Total income (loss) from operations	(0.26)	1.02	1.28	(0.26)	0.71	0.47

Less distributions from:
Net investment income	(0.11)	(0.25)	(0.36)	(0.32)	(0.28)	(0.36)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.19)	(0.43)	(0.52)	(0.37)	(0.30)	(0.47)

Net asset value, end of period	$12.09	$12.54	$11.95	$11.19	$11.82	$11.41
Total return[3]	(2.10)%	8.67%	11.56%	(2.16)%	6.25%	4.11%

Net assets, end of period (millions)	$364	$350	$298	$245	$215	$130

Ratios to average net assets:
Gross expenses	1.12%[4]	1.13%	1.12%	1.12%	1.13%	1.12%
Net expenses[5]	1.11 [4,6]	1.12 [6]	1.12 [6]	1.12	1.13 [6]	1.12
Net investment income	1.37 [4]	1.83	2.69	2.87	2.35	2.53

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	129

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.56	$11.97	$11.20	$11.84	$11.43	$11.43

Income (loss) from operations:
Net investment income	0.12	0.31	0.40	0.40	0.35	0.38
Net realized and unrealized gain (loss)	(0.34)	0.80	0.97	(0.59)	0.44	0.17
Total income (loss) from operations	(0.22)	1.11	1.37	(0.19)	0.79	0.55

Less distributions from:
Net investment income	(0.15)	(0.34)	(0.44)	(0.40)	(0.36)	(0.44)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.23)	(0.52)	(0.60)	(0.45)	(0.38)	(0.55)

Net asset value, end of period	$12.11	$12.56	$11.97	$11.20	$11.84	$11.43
Total return[3]	(1.77)%	9.39%	12.29%	(1.49)%	6.96%	4.79%

Net assets, end of period (millions)	$27,809	$25,642	$20,112	$15,351	$14,721	$12,191

Ratios to average net assets:
Gross expenses	0.51%[4]	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses[5,6]	0.45 [4]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.03 [4]	2.49	3.36	3.53	3.03	3.21

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

130	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.56	$11.96	$11.20	$11.83	$11.42	$11.43

Income (loss) from operations:
Net investment income	0.12	0.31	0.40	0.40	0.36	0.38
Net realized and unrealized gain (loss)	(0.34)	0.81	0.96	(0.58)	0.43	0.16
Total income (loss) from operations	(0.22)	1.12	1.36	(0.18)	0.79	0.54

Less distributions from:
Net investment income	(0.15)	(0.34)	(0.44)	(0.40)	(0.36)	(0.44)
Net realized gains	(0.08)	(0.18)	(0.16)	(0.05)	(0.02)	(0.11)
Total distributions	(0.23)	(0.52)	(0.60)	(0.45)	(0.38)	(0.55)

Net asset value, end of period	$12.11	$12.56	$11.96	$11.20	$11.83	$11.42
Total return[3]	(1.75)%	9.51%	12.33%	(1.47)%	6.99%	4.73%

Net assets, end of period (millions)	$11,714	$10,815	$8,583	$6,336	$5,482	$3,955

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%	0.42%	0.43%	0.42%
Net expenses[5]	0.42 [4,6]	0.42 [6]	0.42 [6]	0.42	0.43	0.42
Net investment income	2.07 [4]	2.52	3.39	3.57	3.05	3.24

Portfolio turnover rate[7]	31%	95%	122%	105%	94%	97%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 47% for the six months ended June 30, 2021 and 137%, 189%, 274%, 264% and 201% for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	131

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

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Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,905,209,353	$19,200,412	$3,924,409,765
Other Corporate Bonds & Notes	—	9,229,193,459	—	9,229,193,459
U.S. Government & Agency Obligations	—	10,196,587,157	—	10,196,587,157
Mortgage-Backed Securities	—	6,495,310,534	—	6,495,310,534
Sovereign Bonds	—	4,010,966,703	—	4,010,966,703
Collateralized Mortgage Obligations	—	2,933,139,223	—	2,933,139,223
Senior Loans	—	2,534,338,031	—	2,534,338,031
Asset-Backed Securities	—	1,286,527,272	58,926,547	1,345,453,819
Investments in Underlying Funds	$461,908,001	—	—	461,908,001
U.S. Treasury Inflation Protected Securities	—	327,739,908	—	327,739,908
Non-U.S. Treasury Inflation Protected Securities	—	86,816,250	—	86,816,250
Purchased Options:
Exchange-Traded Purchased Options	3,473,546	—	—	3,473,546
OTC Purchased Options	—	1,531,496	—	1,531,496
Total Long-Term Investments	465,381,547	41,007,359,386	78,126,959	41,550,867,892
Short-Term Investments†	662,538,329	—	—	662,538,329
Total Investments	$1,127,919,876	$41,007,359,386	$78,126,959	$42,213,406,221

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Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$93,529,171	—	—	$93,529,171
Forward Foreign Currency Contracts††	—	$75,432,800	—	75,432,800
OTC Interest Rate Swaps‡	—	409,218	—	409,218
Centrally Cleared Interest Rate Swaps††	—	308,925,167	—	308,925,167
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	45,273,923	—	45,273,923
Total Other Financial Instruments	$93,529,171	$430,041,108	—	$523,570,279
Total	$1,221,449,047	$41,437,400,494	$78,126,959	$42,736,976,500

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$18,001,146	—	—	$18,001,146
Futures Contracts††	161,737,524	—	—	161,737,524
Forward Foreign Currency Contracts††	—	$16,072,572	—	16,072,572
Centrally Cleared Interest Rate Swaps††	—	61,834,770	—	61,834,770
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	239,637	—	239,637
Total	$179,738,670	$78,146,979	—	$257,885,649

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

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(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

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Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

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In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was $7,295,213,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a

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Notes to financial statements (unaudited) (cont’d)

specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

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Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

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Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2021, the Fund held non-cash collateral for TBA security from Goldman Sachs Group Inc. in the amount of $261,447.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Notes to financial statements (unaudited) (cont’d)

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

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Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	145

Notes to financial statements (unaudited) (cont’d)

limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $16,072,572. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

At June 30, 2021, the Fund held cash collateral from Citibank N.A. in the amount of $15,270,000 and the Fund held non-cash collateral from BNP Paribas SA, Goldman Sachs Group Inc., JPMorgan Chase & Co. and Morgan Stanley & Co. Inc. in the amounts of $2,098,110, $10,990,028, $5,232,530 and $11,776,691, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

146	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

(u) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

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Notes to financial statements (unaudited) (cont’d)

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $8,408,041, which included an affiliated money market waiver of $169,258.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

148	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2021	$126,247	$12,920,735
Expires December 31, 2022	106,403	16,011,352
Expires December 31, 2023	8,859	8,229,901
Total fee waivers/expense reimbursements subject to recapture	$241,509	$37,161,988

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$751,367	—
CDSCs	21,379	$14,605

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,976,945,613	$18,349,333,586
Sales	2,311,351,286	16,635,462,023

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Notes to financial statements (unaudited) (cont’d)

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$41,299,578,692	$1,742,617,779	$(828,790,250)	$913,827,529
Written options	(18,435,484)	4,420,584	(3,986,246)	434,338
Futures contracts	—	93,529,171	(161,737,524)	(68,208,353)
Forward foreign currency contracts	—	75,432,800	(16,072,572)	59,360,228
Swap contracts	211,948,865	354,399,069	(62,192,826)	292,206,243

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$2,369,141	$2,635,901	—	$5,005,042
Futures contracts[3]	93,529,171	—	—	93,529,171
Forward foreign currency contracts	—	75,432,800	—	75,432,800
OTC swap contracts[4]	409,218	—	—	409,218
Centrally cleared swap contracts[5]	308,925,167	—	$45,273,923	354,199,090
Total	$405,232,697	$78,068,701	$45,273,923	$528,575,321

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$16,436,923	$1,564,223	—	$18,001,146
Futures contracts[3]	86,271,886	75,465,638	—	161,737,524
Forward foreign currency contracts	—	16,072,572	—	16,072,572
Centrally cleared swap contracts[5]	61,834,770	—	$239,637	62,074,407
Total	$164,543,579	$93,102,433	$239,637	$257,885,649

150	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(39,788,086)	$(17,297,640)	—	$(57,085,726)
Futures contracts	(241,628,574)	38,214,870	—	(203,413,704)
Written options	88,072,596	7,765,642	—	95,838,238
Swap contracts	(31,663,522)	—	$161,041,421	129,377,899
Forward foreign currency contracts	—	37,906,781	—	37,906,781
Total	$(225,007,586)	$66,589,653	$161,041,421	$2,623,488

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(214,233)	$(16,901,950)	—	$(17,116,183)
Futures contracts	70,351,625	(110,482,810)	—	(40,131,185)
Written options	(3,033,221)	184,202	—	(2,849,019)
Swap contracts	48,454,772	—	$(81,733,027)	(33,278,255)
Forward foreign currency contracts	—	59,598,143	—	59,598,143
Total	$115,558,943	$(67,602,415)	$(81,733,027)	$(33,776,499)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

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Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$11,726,746
Written options	15,718,378
Futures contracts (to buy)	25,194,436,004
Futures contracts (to sell)	22,356,501,735
Forward foreign currency contracts (to buy)	2,235,433,944
Forward foreign currency contracts (to sell)	2,811,701,372

Average Notional Balance
Interest rate swap contracts	$10,803,148,941
Credit default swap contracts (sell protection)	7,146,641,857

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$247,213	$(425,612)	$(178,399)	—	$(178,399)
BNP Paribas SA	8,239,332	—	8,239,332	$(2,098,110)	6,141,222
Citibank N.A.	36,488,145	(7,771,658)	28,716,487	(15,270,000)	13,446,487
Goldman Sachs Group Inc.	14,432,792	(5,137,178)	9,295,614	(10,990,028)	(1,694,414)
JPMorgan Chase & Co.	5,265,520	(1,771,417)	3,494,103	(5,232,530)	(1,738,427)
Morgan Stanley & Co. Inc.	12,700,512	(966,707)	11,733,805	(11,776,691)	(42,886)
Total	$77,373,514	$(16,072,572)	$61,300,942	$(45,367,359)	$15,933,583

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

152	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,809,900	†	$1,132,029
Class C	1,531,440		155,944
Class C1	3,619		704
Class FI	486,562		322,519
Class R	874,557		350,406
Class I	—		12,775,938
Class IS	—		105,738
Total	$4,706,078		$14,843,278

†	Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2021, the service and/or distribution fees reimbursed amounted to $23 for Class A shares.

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,209
Class C	1,374
Class C1	5
Class FI	1,796
Class R	1,520
Class I	8,341,171
Class IS	46,966
Total	$8,408,041

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$14,800,969	$32,849,497
Class C	2,073,886	4,918,154
Class C1	8,238	35,420
Class FI	3,938,191	9,976,523
Class R	3,064,749	6,553,421
Class I	310,854,727	618,928,846
Class IS	134,319,796	265,793,378
Total	$469,060,556	$939,055,239

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Realized Gains:
Class A	$9,438,051	$20,114,055
Class C	1,925,397	4,569,359
Class C1	5,260	19,905
Class FI	2,292,161	5,989,137
Class R	2,321,471	4,833,872
Class I	177,878,540	353,811,817
Class IS	74,583,165	148,100,532
Total	$268,444,045	$537,438,677

7. Capital shares

At June 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	26,773,450	$325,186,102	53,038,447	$649,430,688
Shares issued on reinvestment	1,410,592	17,045,440	3,105,043	38,305,930
Shares repurchased	(23,171,736)	(280,978,335)	(48,771,727)	(592,932,640)
Net increase	5,012,306	$61,253,207	7,371,763	$94,803,978

Class C
Shares sold	2,295,462	$27,976,281	10,188,379	$125,499,059
Shares issued on reinvestment	254,332	3,077,742	570,634	7,065,694
Shares repurchased	(3,865,399)	(46,931,395)	(6,412,175)	(78,643,539)
Net increase (decrease)	(1,315,605)	$(15,877,372)	4,346,838	$53,921,214

Class C1
Shares sold	5	$56	48	$576
Shares issued on reinvestment	1,082	13,097	4,248	52,337
Shares repurchased	(44,560)	(547,554)	(93,799)	(1,147,369)
Net decrease	(43,473)	$(534,401)	(89,503)	$(1,094,456)

Class FI
Shares sold	4,054,808	$49,395,405	13,153,642	$161,420,237
Shares issued on reinvestment	510,483	6,175,858	1,284,769	15,864,466
Shares repurchased	(10,234,004)	(124,090,604)	(14,690,349)	(178,634,098)
Net decrease	(5,668,713)	$(68,519,341)	(251,938)	$(1,349,395)

154	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Class R
Shares sold	3,474,741	$42,189,627	5,820,684	$71,563,077
Shares issued on reinvestment	444,473	5,369,046	916,861	11,314,618
Shares repurchased	(1,786,892)	(21,569,857)	(3,742,836)	(44,912,027)
Net increase	2,132,322	$25,988,816	2,994,709	$37,965,668

Class I
Shares sold	551,430,698	$6,706,754,821	827,073,825	$10,101,337,452
Shares issued on reinvestment	34,880,098	422,105,765	67,500,713	834,110,068
Shares repurchased	(331,391,649)	(4,019,876,376)	(533,672,043)	(6,441,703,325)
Net increase	254,919,147	$3,108,984,210	360,902,495	$4,493,744,195

Class IS
Shares sold	178,908,493	$2,167,407,062	319,461,159	$3,912,457,984
Shares issued on reinvestment	14,951,576	180,830,152	28,830,834	356,118,940
Shares repurchased	(87,582,427)	(1,063,226,382)	(204,339,070)	(2,460,119,017)
Net increase	106,277,642	$1,285,010,832	143,952,923	$1,808,457,907

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$978,183,528	$6,430,964,473	6,430,964,473	$6,746,609,672	6,746,609,672

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Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$(45,299)	—	$662,538,329

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

156	Western Asset Core Plus Bond Fund 2021 Semi-Annual Report

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Subsequent to the period ended June 30, 2021, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of June 30, 2021.

Western Asset Core Plus Bond Fund 2021 Semi-Annual Report	157

Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012826 8/21 SR21-4224

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2021